ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
Unaudited		February 28, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)
COMMON STOCKS 65.7%

CONSUMER DISCRETIONARY 8.0%

Auto Components 0.2%
Autoliv GDR (SEK)	22,100	1,186
GKN (GBP)	60,259	359
Keystone Automotive (1)(2)	5,200	230
Koito Manufacturing (JPY)	40,000	497
Strattec Security (1)(2)	2,200	89
TRW (2)	5,600	143
		2,504
Automobiles 0.3%
Bayerische Motoren Werke (EUR)	18,493	889
Honda (JPY)	14,000	827
Toyota Motor (JPY)	36,700	1,965
Winnebago (1)	300	10
		3,691
Distributors 0.0%
Pacific Brands (AUD) (1)	146,370	246
		246
Diversified Consumer Services 0.1%
Apollo Group, Class A (2)	11,000	543
Corinthian Colleges (1)(2)	13,800	179
Education Management (2)	2,700	101
Matthews International, Class A	11,300	420
		1,243
Hotels, Restaurants & Leisure 1.6%
Applebee's	8,337	193
BJ's Restaurants (1)(2)	6,200	157
Carnival	84,300	4,354
CEC Entertainment (1)(2)	3,800	124
Harrah's Entertainment	29,600	2,129
International Game Technology	77,300	2,765
Marriott, Class A	27,700	1,895
McDonald's	30,400	1,061
Mitchells & Butlers (GBP)	48,669	338
Panera Bread, Class A (1)(2)	4,500	319
PF Chang's China Bistro (1)(2)	3,100	150
Red Robin Gourmet Burgers (1)(2)	6,300	252
Ruby Tuesday (1)	3,600	103
Sonic (2)	9,750	308
Starwood Hotels & Resorts Worldwide, Equity Units	40,900	2,597
Texas Roadhouse, Class A (1)(2)	1,800	27
The Cheesecake Factory (2)	9,950	360
Wynn Resorts (1)(2)	51,500	3,422
		20,554
Household Durables 1.0%
Alpine Electronics (JPY)	11,800	163
Fortune Brands	9,600	744
Garmin (1)	28,200	1,941
Goldcrest Company (JPY)	5,580	438
Harman International	21,300	2,350
Jarden (1)(2)	10,800	324
Newell Rubbermaid (1)	191,100	4,753
Persimmon (GBP)	28,226	691
Philips Electronics (EUR)	12,283	400
Sony (JPY) (1)	23,300	1,086
		12,890
Internet & Catalog Retail 0.1%
Amazon.com (2)	11,300	424
J. Jill Group (1)(2)	5,400	128
priceline.com (2)	4,700	115
		667
Leisure Equipment & Products 0.1%
Brunswick	9,000	353
MarineMax (1)(2)	5,000	154
Nikon (JPY) (1)	22,400	381
Polaris Industries (1)	600	30
SCP Pool (1)	6,337	276
		1,194
Media 2.0%
Aegis Group (GBP)	249,197	577
Comcast, Special Class A (2)	144,248	3,870
Disney	200,900	5,623
Emmis Communications (1)(2)	4,800	79
Entercom Communications (2)	3,400	96
Grupo Televisa ADR	7,900	620
McGraw-Hill	27,800	1,476
New York Times, Class A (1)	121,700	3,434
Omnicom	17,900	1,429
Publicis (EUR)	20,817	794
Scholastic (1)(2)	11,200	329
Scripps, Class A	34,100	1,640
Singapore Press (SGD)	68,100	186
Television Broadcasts (HKD)	34,000	190
Time Warner	159,400	2,759
Viacom, Class B (2)	57,971	2,317
Vivendi Universal (EUR)	25,021	754
WPP Group (GBP)	34,140	396
WPP Group ADR (1)	5,900	342
Young Broadcasting (1)(2)	1,800	5
		26,916
Multiline Retail 1.0%
Big Lots (1)(2)	7,000	89
Kohl's (2)	86,600	4,166
Lotte Shopping GDR (2)(3)	17,500	370
Marui (JPY)	11,700	220
Nordstrom	104,100	3,956
Target	88,100	4,793
		13,594
Specialty Retail 1.5%
AC Moore Arts & Crafts (1)(2)	1,600	29
AnnTaylor Stores (2)	17,000	617
Aoyama Trading (JPY)	5,200	160
Best Buy	33,575	1,808
Christopher & Banks (1)	7,100	156
DSG International (GBP)	127,538	384
DSW, Class A (1)(2)	3,800	109
Esprit Holdings (HKD)	41,000	315
Gymboree (1)(2)	4,700	107
Hibbett Sporting Goods (1)(2)	300	10
Home Depot	245,550	10,350
Hot Topic (1)(2)	14,200	187
Monro Muffler Brake (1)	6,100	221
Pantry (1)(2)	4,300	254
Petco (1)(2)	10,700	208
RadioShack (1)	198,400	3,879
Select Comfort (1)(2)	5,400	197
The Finish Line, Class A	3,200	53
Zumiez (1)(2)	1,900	101
		19,145
Textiles, Apparel, & Luxury Goods 0.1%
Adidas-Salomon (EUR)	3,251	635
Columbia Sportswear (1)(2)	5,200	262
Culp (2)	2,300	11
Safilo (EUR) (2)	64,483	363
Under Armour (1)(2)	1,900	54
Warnaco Group (1)(2)	13,500	313
		1,638

Total Consumer Discretionary		104,282

CONSUMER STAPLES 4.4%

Beverages 1.0%
Asahi Breweries (JPY) (1)	28,000	379
Cia Cervecerias Unidas ADR (1)	11,800	321
Coca-Cola	163,500	6,862
Diageo (GBP)	56,503	868
Kirin Brewery (JPY) (1)	43,000	567
Lion Nathan (NZD)	40,710	242
PepsiCo	65,610	3,878
		13,117
Food & Staples Retailing 1.5%
Casey's General Stores	13,700	359
Casino Guichard-Perrachon (EUR) (1)	6,483	404
Coles Myer (AUD) (1)	60,199	438
CVS	265,900	7,533
Matsumotokiyoshi (JPY) (1)	7,600	209
METRO (EUR)	19,778	1,052
Organizacion Soriana, Series B (MXN) (2)	54,600	242
Performance Food Group (1)(2)	9,400	276
Sysco	60,500	1,821
Tesco (GBP)	95,170	564
Wal-Mart	125,000	5,670
Wal-Mart de Mexico, Series V (MXN)	151,800	435
Wild Oats Markets (1)(2)	7,800	140
York-Benimaru (JPY) (1)	6,800	226
		19,369
Food Products 0.6%
Associated British Foods (GBP)	33,995	522
General Mills	97,020	4,778
Goodman Fielder (AUD) (2)	116,300	200
Koninklijke Wessanen GDS (EUR) (1)	20,798	327
Nestle (CHF)	4,473	1,315
RHM (GBP)	90,800	449
Seneca Foods, Class A (2)	3,000	59
Seneca Foods, Class B (2)	600	12
Unilever (GBP)	38,490	397
		8,059
Household Products 0.8%
Colgate-Palmolive	75,900	4,135
Procter & Gamble	98,535	5,905
		10,040
Personal Products 0.0%
Chattem (1)(2)	1,400	54
L'Oreal (EUR)	2,146	190
		244
Tobacco 0.5%
Altria Group	81,800	5,882
		5,882

Total Consumer Staples		56,711

ENERGY 4.7%

Energy Equipment & Services 2.1%
Baker Hughes	141,800	9,638
FMC Technologies (2)	13,700	643
Grant Prideco (2)	24,200	979
Hanover Compressor (1)(2)	12,000	183
Hydril (2)	2,800	189
Input/Output (1)(2)	6,600	50
Key Energy Services (1)(2)	2,600	39
Lone Star Technologies (2)	3,000	149
Saipem (EUR)	20,281	430
Schlumberger	68,900	7,924
Seacor Holdings (1)(2)	7,100	518
Smith International	114,400	4,431
Superior Well Services (1)(2)	600	15
Transocean (2)	29,000	2,151
Union Drilling (1)(2)	3,100	39
W-H Energy Services (1)(2)	3,500	138
		27,516
Oil, Gas & Consumable Fuels 2.6%
Bill Barrett (1)(2)	10,500	348
BP (GBP)	92,745	1,023
BP ADR	80,396	5,340
Chevron	85,382	4,822
China Shenhua Energy (HKD) (2)	234,000	351
Eni S.p.A. (EUR)	50,201	1,436
ExxonMobil	134,882	8,008
Forest Oil (2)	12,350	613
Foundation Coal Holdings	4,300	172
Marathon Oil	47,000	3,318
Murphy Oil	23,900	1,120
Nippon Mining (JPY)	36,000	268
Noble Energy	1,900	80
Oil Search (AUD)	105,663	285
Petroleo Brasileiro ADR (1 ADR represents 1 preference share)	13,100	1,048
Royal Dutch Shell, Series B (GBP)	32,824	1,033
Royal Dutch Shell ADR, Class B	11,819	745
Statoil ASA (NOK)	51,311	1,311
Total (EUR)	3,643	915
Total ADR	15,300	1,930
		34,166

Total Energy		61,682

FINANCIALS 14.5%

Capital Markets 4.3%
Affiliated Managers Group (1)(2)	4,500	443
Ameriprise Financial	105,780	4,811
Charles Schwab	182,950	2,966
E*TRADE Financial (2)	111,900	2,862
Franklin Resources	52,900	5,432
Goldman Sachs	27,200	3,843
Investors Financial Services (1)	5,600	252
Legg Mason	40,900	5,341
Macquarie Bank (AUD)	13,989	663
Mellon Financial	130,000	4,692
Merrill Lynch	66,300	5,119
Morgan Stanley	4,400	262
Northern Trust	66,300	3,495
Piper Jaffray (1)(2)	7,200	358
State Street	118,800	7,423
TD Ameritrade Holding	122,600	2,668
UBS (CHF)	48,974	5,195
		55,825
Commercial Banks 2.9%
ABN AMRO (EUR)	24,391	710
Allied Irish Banks (EUR)	14,947	357
Australia & New Zealand Banking (AUD)	70,788	1,347
Banca Intesa (EUR)	101,851	602
Banco Santander Central Hispano (EUR)	67,872	991
Bank of America	66,100	3,031
Bank of Fukuoka (JPY)	63,000	531
Barclays (GBP)	186,212	2,183
BNP Paribas (EUR)	15,996	1,480
Boston Private Financial	5,000	153
Cascade Bancorp (1)	5,700	148
Chittenden (1)	15,793	455
Citizens Banking (1)	12,700	336
DBS Group (SGD)	103,028	1,037
Dexia (EUR)	15,491	385
EFG International (CHF) (2)	18,123	501
Fifth Third Bancorp	41,400	1,600
Glacier Bancorp (1)	9,400	297
Grupo Financiero Banorte (MXN)	386,948	946
HBOS (GBP)	57,816	1,077
Mitsubishi UFJ Financial (JPY)	144	2,202
NORDEA (SEK)	103,184	1,166
Pinnacle Financial Partners (1)(2)	3,300	87
Placer Sierra Bancshares	1,100	29
Preferred Bank (1)	800	39
Prosperity Bancshares (1)	8,400	242
Provident Bankshares (1)	8,000	291
Royal Bank of Scotland (GBP)	70,475	2,358
S-E-Banken (SEK)	28,757	635
Sandy Spring Bancorp (1)	5,000	177
Signature Bank (1)(2)	4,300	139
Societe Generale (EUR)	4,330	614
Sumitomo Trust & Banking (JPY)	169,000	1,706
Svenska Handelsbanken, Series A (SEK)	37,473	974
Texas Capital Bancshares (1)(2)	6,100	132
The Bank of Yokohama (JPY)	116,800	941
U.S. Bancorp	66,200	2,046
UniCredito Italiano (EUR)	152,127	1,106
Valley National Bancorp (1)	11,206	272
Wells Fargo	48,300	3,101
WestAmerica (1)	9,300	504
Westpac Bank (AUD)	54,188	946
		37,874
Consumer Finance 1.0%
American Express	159,800	8,610
SLM Corporation	78,400	4,422
		13,032
Diversified Financial Services 1.2%
Aktiv Kapital (NOK)	26,300	431
Babcock & Brown (AUD) (1)	47,899	612
Banca Italease (EUR) (2)	14,691	556
Chicago Mercantile Exchange Holdings	1,100	468
Citigroup	177,677	8,239
ING Groep GDS (EUR)	23,244	874
JP Morgan Chase	110,260	4,536
Ricoh Leasing (JPY) (1)	11,000	307
		16,023
Insurance 3.9%
AFLAC	11,500	532
American International Group	214,322	14,222
Aspen Insurance Holdings (1)	10,900	253
Assured Guaranty	14,700	388
Aviva (GBP)	46,095	638
AXA (EUR)	39,446	1,395
Bristol West Holdings (1)	7,700	143
CNP Assurances (EUR)	7,145	685
Friends Provident (GBP)	182,148	660
Genworth Financial, Class A	90,000	2,864
Hartford Financial Services	43,700	3,600
Horace Mann Educators	10,100	188
Infinity Property & Casualty (1)	8,200	325
Insurance Australia (AUD)	143,971	573
Markel (1)(2)	800	263
Marsh & McLennan (1)	409,700	12,664
Mitsui Sumitomo Insurance (JPY)	42,000	553
National Financial Partners (1)	2,800	165
Ohio Casualty	19,600	600
PartnerRe	4,100	249
Prudential Financial	16,300	1,256
QBE Insurance (AUD) (1)	35,575	544
SAFECO	67,700	3,487
Selective Insurance (1)	3,300	179
St. Paul Travelers Companies	82,500	3,546
Toro Assicurazioni (EUR)	33,189	692
Unipol (EUR) (1)	93,754	295
W. R. Berkley	100	6
		50,965
Real Estate 0.7%
Arden Realty, REIT	5,500	249
China Overseas Land & Investment (HKD)	1,110,000	599
EastGroup Properties, REIT (1)	6,800	312
Equity Lifestyle Properties, REIT	2,300	110
Essex Property Trust, REIT	900	90
Federal Realty Investment Trust, REIT	34,400	2,397
Glenborough Realty Trust, REIT (1)	5,000	97
GPT Group, Equity Units (AUD) (1)	195,642	602
LaSalle Hotel Properties, REIT	3,100	124
Mirvac Group (AUD)	52,805	165
Parkway Properties, REIT (1)	3,000	132
PS Business Parks, REIT	2,800	149
Reckson Associates Realty, REIT	1,934	79
Simon Property Group, REIT	42,672	3,541
Washington SBI, REIT (1)	8,000	267
Wheelock (HKD)	88,000	157
		9,070
Thrifts & Mortgage Finance 0.5%
Bradford Bingley (GBP)	85,769	703
Fannie Mae	52,000	2,843
First Niagara Financial (1)	14,600	206
Harbor Florida Bancshares (1)	10,700	407
Hypo Real Estate Holding (EUR)	17,511	1,151
Newalliance Bancshares (1)	21,600	307
Triad Guaranty (1)(2)	2,300	104
		5,721

Total Financials		188,510

HEALTH CARE 8.9%

Biotechnology 1.5%
Abgenix (1)(2)	1,400	31
Alexion Pharmaceutical (2)	3,100	116
Alkermes (1)(2)	6,900	175
Amgen (2)	85,600	6,462
Amylin Pharmaceuticals (1)(2)	5,300	230
Anadys Pharmaceuticals (1)(2)	3,300	43
Cephalon (1)(2)	2,624	209
CSL Limited (AUD)	9,076	353
Cubist Pharmaceuticals (1)(2)	7,000	155
CV Therapeutics (1)(2)	900	24
Cytogen (1)(2)	3,300	11
Cytokinetics (1)(2)	500	4
deCode genetics (1)(2)	4,300	41
Exelixis (1)(2)	7,500	81
Genentech (2)	50,600	4,336
Gilead Sciences (2)	78,600	4,894
Incyte Genomics (1)(2)	7,300	43
InterMune (1)(2)	8,700	166
Martek Biosciences (1)(2)	5,200	177
Memory Pharmaceuticals (1)(2)	3,200	8
Myogen (1)(2)	2,600	99
Myriad Genetics (1)(2)	8,100	208
Nektar Therapeutics (1)(2)	1,800	38
Neurocrine Biosciences (1)(2)	3,600	236
NPS Pharmaceuticals (1)(2)	2,300	35
ONYX Pharmaceuticals (1)(2)	1,700	48
Rigel Pharmaceuticals (1)(2)	5,300	50
Tercica (1)(2)	3,700	29
Theravance (2)	1,400	39
Trimeris (1)(2)	3,500	44
Vertex Pharmaceuticals (1)(2)	11,136	482
		18,867
Health Care Equipment & Supplies 1.5%
Alcon	4,500	518
American Medical Systems (2)	1,600	35
Analogic (1)	3,200	173
Baxter International	114,100	4,319
Boston Scientific (2)	130,600	3,189
DJ Orthopedics (1)(2)	5,700	199
Edwards Lifesciences (2)	4,400	182
Elekta, Series B (SEK)	24,252	358
Greatbatch (1)(2)	5,600	124
Integra LifeSciences (1)(2)	9,600	382
Medtronic	89,600	4,834
NuVasive (1)(2)	4,200	78
ResMed (1)(2)	17,800	722
St. Jude Medical (2)	55,300	2,522
Steris	7,400	183
Stryker	43,100	1,992
Thoratec (1)(2)	7,900	159
Wright Medical Group (1)(2)	9,600	185
		20,154
Health Care Providers & Services 2.8%
Aetna	22,000	1,122
Alliance UniChem (GBP)	22,693	349
AMERIGROUP (1)(2)	5,600	120
AmerisourceBergen	87,800	4,038
Cardinal Health	27,800	2,018
Caremark RX (2)	83,600	4,159
Celesio (EUR)	5,604	520
Healthspring (2)	4,200	99
Henry Schein (2)	9,400	438
Humana (2)	13,000	672
Lifeline Systems (1)(2)	5,100	243
LifePoint Hospitals (1)(2)	8,600	267
Odyssey Healthcare (1)(2)	2,100	40
Quest Diagnostics	56,000	2,961
Sunrise Senior Living (1)(2)	21,500	762
Symbion (1)(2)	6,600	156
United Surgical Partners International (1)(2)	12,800	450
UnitedHealth Group	227,400	13,241
VistaCare, Class A (1)(2)	3,600	49
WellPoint (2)	63,500	4,876
		36,580
Pharmaceuticals 3.1%
Astellas Pharma (JPY)	7,900	305
Atherogenics (1)(2)	7,000	113
Eisai (JPY) (1)	10,700	495
GlaxoSmithKline (GBP)	55,747	1,416
GlaxoSmithKline ADR	17,200	874
Inspire Pharmaceuticals (1)(2)	9,800	49
Johnson & Johnson	54,100	3,119
Kobayashi Pharmaceutical (JPY) (1)	7,600	253
Medicines Company (1)(2)	4,400	90
Merck	237,100	8,265
Novartis (CHF) (1)	64,485	3,441
Noven Pharmaceuticals (1)(2)	7,300	110
Pfizer	128,387	3,362
Roche Holding (CHF) (1)	7,300	1,079
Sanofi-Aventis (EUR) (1)	18,094	1,538
Schering-Plough	198,500	3,672
Sepracor (1)(2)	35,800	2,052
Takeda Chemical Industries (JPY)	11,900	665
Teva Pharmaceutical ADR	23,800	999
UCB (EUR)	4,651	220
Wyeth	167,960	8,364
		40,481

Total Health Care		116,082

INDUSTRIALS & BUSINESS SERVICES 7.6%

Aerospace & Defense 1.2%
Argon (1)(2)	3,100	92
Armor Holdings (1)(2)	8,300	487
BAE Systems (GBP)	76,822	566
General Dynamics	21,900	2,700
Honeywell International	71,400	2,924
Lockheed Martin	82,900	6,041
Moog, Class A (2)	7,500	252
Qinetiq (GBP) (2)	82,100	285
Rockwell Collins	19,900	1,058
Rolls-Royce (GBP) (2)	64,702	497
United Technologies	4,700	275
		15,177
Air Freight & Logistics 0.2%
EGL (1)(2)	9,400	380
Pacer International (1)	2,700	86
Ryder System	2,400	106
UPS, Class B	16,400	1,225
UTi Worldwide	2,700	283
Yamato Transport (JPY) (1)	20,000	383
		2,463
Airlines 0.0%
Frontier Airlines (1)(2)	5,800	42
Midwest Air Group (1)(2)	5,900	32
Qantas Airways (AUD)	70,270	213
United Airlines (1)(2)	1	18
		305
Building Products 0.1%
Pilkington (GBP)	196,798	558
Trex (1)(2)	4,600	120
		678
Commercial Services & Supplies 0.9%
Angelica (1)	5,600	112
ChoicePoint (2)	11,200	497
Cintas	20,400	838
Consolidated Graphics (2)	6,600	337
Downer EDI (AUD)	60,764	353
G & K Services, Class A (1)	7,400	289
Herman Miller	12,600	380
Kforce (1)(2)	10,300	125
LECG (1)(2)	8,400	136
Multi-Color (1)	1,100	31
Pike Electric (2)	4,500	86
R.R. Donnelley	90,600	3,050
Resources Global Professionals (1)(2)	11,200	308
Ritchie Bros Auctioneers	5,400	258
Synagro Technologies (1)	17,000	81
Tetra Tech (1)(2)	5,420	97
Waste Connections (1)(2)	7,200	264
Waste Management	126,526	4,208
West Corporation (2)	2,200	96
		11,546
Construction & Engineering 0.2%
Acciona (EUR) (1)	11,925	1,663
Insituform Technologies (1)(2)	4,200	113
JGC (JPY) (1)	38,000	805
NCC AB, Series B (SEK)	35,563	808
		3,389
Electrical Equipment 0.1%
A.O. Smith (1)	13,700	634
Artesyn Technologies (1)(2)	10,600	116
Baldor Electric (1)	13,200	426
Sumitomo Electric Industries (JPY)	27,000	404
Woodward Governor	2,100	67
		1,647
Industrial Conglomerates 1.9%
DCC (EUR)	45,504	1,036
GE	554,400	18,223
Hutchison Whampoa (HKD)	37,500	356
Orkla (NOK)	14,200	619
Sembcorp (SGD)	333,880	639
Tyco International	177,900	4,588
		25,461
Machinery 1.8%
3-D Systems (1)(2)	1,200	23
Accuride (1)(2)	10,400	118
Actuant, Class A (1)	7,240	399
Cargotec (EUR) (1)(2)	23,440	950
Cascade (1)	3,500	181
Danaher	142,600	8,639
Deere	102,800	7,841
Ebara (JPY) (1)	52,000	322
ESCO Electronics (1)(2)	2,300	117
Fanuc (JPY)	7,200	607
Graco	7,500	312
Harsco	7,200	574
IDEX	3,300	156
Illinois Tool Works	17,500	1,502
Lindsay Manufacturing (1)	7,900	193
RBC Bearings (1)(2)	2,800	55
SKF, Series B (SEK)	32,132	466
Toro	14,000	646
		23,101
Marine 0.1%
Nippon Yusen (JPY)	106,000	690
		690
Road & Rail 0.9%
Arriva (GBP)	52,286	553
Burlington Northern Santa Fe	66,100	5,198
Genesee & Wyoming, Class A (2)	1,400	64
Heartland Express (1)	5,925	137
Knight Transportation	15,675	310
Norfolk Southern	95,100	4,867
Union Pacific	900	80
		11,209
Trading Companies & Distributors 0.2%
Electro Rent (1)(2)	5,100	76
H & E Equipment Services (1)(2)	700	18
Interline Brands (2)	8,400	195
Mitsubishi Corporation (JPY)	46,900	1,086
NuCo2 (2)	100	3
Sumitomo (JPY)	42,000	567
Univar NV (EUR)	9,556	502
		2,447
Transportation Infrastructure 0.0%
Hopewell Holdings (HKD)	107,000	299
Macquarie Infrastructure, Equity Units (AUD)	74,614	193
		492

Total Industrials & Business Services		98,605

INFORMATION TECHNOLOGY 11.1%

Communications Equipment 2.2%
ADTRAN	8,100	223
Belden CDT (1)	8,300	214
Cisco Systems (2)	239,100	4,839
Corning (2)	470,400	11,482
Juniper Networks (2)	93,600	1,721
LM Ericsson (SEK)	90,700	309
Lucent Technologies (1)(2)	673,100	1,885
Nokia (EUR)	75,693	1,408
Nokia ADR	191,100	3,551
Packeteer (1)(2)	4,300	51
QUALCOMM	65,700	3,102
Tekelec (1)(2)	2,900	39
		28,824
Computers & Peripherals 0.8%
Acer (TWD)	43,000	95
Creative Technology (SGD)	11,700	91
Dell (2)	191,500	5,554
EMC (2)	228,700	3,206
Emulex (1)(2)	7,800	139
Hitachi Maxell (JPY)	19,600	319
Synaptics (1)(2)	3,000	70
Toshiba (JPY) (1)	125,000	707
		10,181
Electronic Equipment & Instruments 0.2%
Applied Films (1)(2)	800	15
Cogent (1)(2)	2,300	53
DTS (1)(2)	4,700	87
Global Imaging Systems (1)(2)	6,400	231
Hamamatsu Photonics (JPY) (1)	12,300	348
KEMET (1)(2)	15,100	135
Littelfuse (2)	6,600	190
Mercury Computer Systems (1)(2)	3,000	52
Methode Electronics	9,900	121
MTS Systems	1,700	67
National Instruments	4,900	159
Newport (1)(2)	6,200	110
Orbotech (2)	5,100	121
Plexus (1)(2)	10,700	359
Scansource (1)(2)	1,200	70
		2,118
Internet Software & Services 1.0%
24/7 Media (1)(2)	8,400	74
Digital Insight (1)(2)	4,700	155
Digital River (1)(2)	3,900	147
Digitas (1)(2)	6,300	89
eBay (2)	62,400	2,500
Google, Class A (2)	15,300	5,548
IAC/InterActiveCorp (2)	26,800	784
MatrixOne (1)(2)	13,900	84
Monster Worldwide (2)	9,100	445
WebSideStory (1)(2)	1,600	25
Yahoo! (2)	120,700	3,870
		13,721
IT Services 1.9%
Accenture, Class A (1)	74,900	2,446
Automatic Data Processing	91,800	4,240
BISYS Group (2)	7,900	111
CACI International, Class A (2)	5,600	338
First Data	264,468	11,935
Fiserv (2)	18,400	764
Global Payments	11,500	599
Heartland Payment Systems (1)(2)	2,500	55
Indra Sistemas (EUR)	29,083	579
Iron Mountain (2)	7,586	332
Logica (GBP)	47,808	168
Maximus	8,100	296
MPS Group (2)	19,600	297
Paychex	24,300	973
RightNow Technologies (1)(2)	10,600	175
TietoEnator (EUR)	11,040	397
Trans Cosmos (JPY) (1)	9,100	532
		24,237
Office Electronics 0.1%
Canon (JPY)	12,800	803
Neopost (EUR)	3,658	366
		1,169
Semiconductor & Semiconductor Equipment 2.5%
AMIS Holdings (1)(2)	5,200	45
Analog Devices	85,300	3,253
Applied Materials	56,300	1,033
Atheros Communications (1)(2)	4,200	87
ATMI (1)(2)	2,600	78
Brooks-Pri Automation (1)(2)	9,100	143
Cabot Microelectronics (1)(2)	3,500	119
Credence Systems (1)(2)	10,700	93
Cymer (2)	9,900	445
Cypress Semiconductor (1)(2)	2,300	41
Entegris (1)(2)	26,685	279
Exar (1)(2)	8,600	107
FEI (1)(2)	5,600	112
Intel	261,500	5,387
Lattice Semiconductor (2)	20,100	92
Linear Technology	61,400	2,263
Marvell Technology Group (2)	45,300	2,773
Maxim Integrated Products	129,200	5,050
Microsemi (1)(2)	1,700	52
MKS Instruments (1)(2)	11,600	259
PDF Solutions (1)(2)	7,900	134
Power Integrations (1)(2)	6,500	161
Samsung Electronics (KRW)	800	561
Semtech (2)	14,600	274
Silicon Laboratories (1)(2)	5,200	250
Texas Instruments	199,100	5,943
Tokyo Electron (JPY)	9,300	620
Virage Logic (1)(2)	3,100	34
Xilinx	125,000	3,410
		33,098
Software 2.4%
Adobe Systems	50,100	1,935
Altiris (1)(2)	5,700	113
Blackbaud (1)	1,018	19
Catapult Communications (1)(2)	3,900	54
FactSet Research Systems (1)	10,050	394
FileNet (1)(2)	11,400	293
Hyperion Solutions (2)	5,550	186
Internet Security Systems (2)	6,700	156
Intuit (2)	30,600	1,487
Jack Henry & Associates (1)	23,300	513
Kronos (1)(2)	7,849	322
Microsoft	783,100	21,065
Motive (1)(2)	3,600	12
NetIQ (1)(2)	11,252	127
Open Solutions (1)(2)	3,500	95
Oracle (2)	240,800	2,991
Progress Software (1)(2)	6,700	196
Quest Software (1)(2)	11,200	163
Red Hat (1)(2)	6,300	169
RSA Security (1)(2)	10,200	150
SPSS (1)(2)	4,700	153
THQ (1)(2)	5,600	134
Trend Micro (JPY) (1)	7,000	215
		30,942

Total Information Technology		144,290

MATERIALS 3.8%

Chemicals 1.8%
Airgas	19,300	702
Arch Chemicals (1)	9,900	280
Asahi Kasei (JPY)	39,000	258
BASF (EUR)	7,630	575
Dow Chemical	71,200	3,064
DuPont	146,473	5,894
Ferro (1)	13,200	265
Koninklijke DSM (EUR)	11,340	472
MacDermid (1)	6,800	200
Material Sciences (1)(2)	6,200	81
Minerals Technologies (1)	5,400	289
Mitsubishi Gas Chemical (JPY)	79,000	922
Mitsui Chemicals (JPY) (1)	36,000	288
Monsanto	51,800	4,345
Potash Corp./Saskatchewan	47,700	4,567
Senomyx (1)(2)	4,500	73
Sumitomo Bakelite (JPY)	25,000	213
Symyx Technologies (1)(2)	4,300	125
Tessenderlo Chemie (EUR)	10,711	377
		22,990
Construction Materials 0.1%
Boral (AUD)	82,065	533
Cemex (MXN)	85,966	533
Holcim (CHF)	4,479	353
		1,419
Containers & Packaging 0.0%
Chesapeake Corporation (1)	5,200	69
DS Smith (GBP)	142,533	444
Smurfit-Stone Container (2)	1,500	20
		533
Metals & Mining 1.6%
Anglo American (GBP)	30,767	1,149
BHP Billiton (AUD)	86,600	1,563
BlueScope Steel (AUD) (1)	132,931	646
Corus Group (GBP)	509,920	644
Gibraltar Industries	4,100	105
Lihir Gold (AUD) (2)	58,920	93
Meridian Gold (1)(2)	14,000	355
Nippon Steel (JPY)	236,000	941
Nucor	64,800	5,576
Phelps Dodge	52,300	7,217
Sims Group (AUD) (1)	51,609	589
SSAB Svenskt Stal, Series A (SEK)	31,989	1,437
ThyssenKrupp (EUR)	16,922	428
		20,743
Paper & Forest Products 0.3%
Buckeye Technologies (1)(2)	14,000	123
International Paper	56,300	1,845
Weyerhaeuser	31,600	2,158
		4,126

Total Materials		49,811

TELECOMMUNICATION SERVICES 1.4%

Diversified Telecommunication Services 0.3%
Premiere Global Services (2)	7,200	59
Telefonica (EUR)	66,299	1,022
Telenor ASA (NOK)	130,772	1,411
Telus (Non-voting shares)	49,200	1,912
		4,404
Wireless Telecommunication Services 1.1%
America Movil ADR, Series L	91,500	3,178
American Tower Systems, Class A (2)	63,600	2,024
Bouygues (EUR)	17,951	943
China Unicom (HKD)	136,000	116
KDDI (JPY)	125	642
NII Holdings, Class B (2)	800	41
Rogers Communications, Class B	48,600	1,945
SBA Communications (1)(2)	3,500	79
Sprint Nextel	108,800	2,614
Starhub (SGD)	242,000	326
Vodafone ADR	85,900	1,660
		13,568

Total Telecommunication Services		17,972

UTILITIES 1.3%

Electric Utilities 0.7%
Cleco	6,700	151
E.ON AG (EUR)	21,547	2,384
El Paso Electric (2)	5,100	104
Empire District Electronics (1)	1,800	40
Exelon	47,500	2,713
FirstEnergy	48,156	2,460
Hong Kong Electric (HKD)	38,000	174
Iberdrola (EUR)	24,348	768
TEPCO (JPY)	27,900	754
Unisource Energy (1)	8,900	270
		9,818
Gas Utilities 0.1%
Alinta (AUD) (1)	33,654	277
Southwest Gas (1)	7,500	214
Toho Gas (JPY) (1)	72,000	291
		782
Independent Power Producers & Energy Traders 0.4%
Black Hills	3,000	104
TXU	101,400	5,312
		5,416
Multi-Utilities 0.1%
Centrica (GBP)	158,873	810
United Utilities (GBP)	29,917	358
		1,168
Total Utilities		17,184
Total Common Stocks (Cost $612,340)		855,111
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
ProSieben Sat Media (EUR)	13,411	311
		311
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius (EUR)	3,223	517
		517
Total Preferred Stocks (Cost $471)		828
CORPORATE BONDS 4.3%
ABN AMRO, 7.125%, 6/18/07	550,000	563
ACE INA Holdings, 5.875%, 6/15/14	330,000	338
Alabama Power, VR, 4.58%, 8/25/09	555,000	557
Alcan Aluminum, 5.00%, 6/1/15	525,000	506
Allstate Financial Global Funding, 5.25%, 2/1/07 (3)	285,000	285
Amerada Hess, 7.875%, 10/1/29	185,000	227
America Movil, 6.375%, 3/1/35	295,000	299
American General Finance, 5.40%, 12/1/15	500,000	495
Amgen, 4.00%, 11/18/09	440,000	423
Archstone-Smith Operating Trust, 5.25%, 5/1/15	370,000	363
AT&T Broadband, 8.375%, 3/15/13	440,000	505
AT&T Wireless, 8.75%, 3/1/31	320,000	426
Atmos Energy, 4.00%, 10/15/09	400,000	381
Baker Hughes, 6.875%, 1/15/29	450,000	529
Bank of America, 4.875%, 9/15/12	530,000	520
Bank of America Capital Trust, 5.625%, 3/8/35	410,000	404
Bank One, 5.25%, 1/30/13	550,000	549
BB&T, 6.50%, 8/1/11	600,000	636
BHP Finance, 4.80%, 4/15/13	625,000	612
Black Hills, 6.50%, 5/15/13	320,000	325
Boardwalk Pipelines, 5.50%, 2/1/17	100,000	98
Bunge Limited Finance, 4.375%, 12/15/08	405,000	394
Canadian National Railway, 6.25%, 8/1/34	435,000	479
Capital One Bank, 6.50%, 6/13/13	590,000	623
CE Electric UK Funding, 6.995%, 12/30/07 (3)	310,000	314
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	330,000	317
Centerpoint Energy, 7.25%, 9/1/10	275,000	293
Centex, 5.45%, 8/15/12	400,000	392
Cisco Systems, 5.25%, 2/22/11	455,000	456
CIT Group, 5.00%, 2/1/15	630,000	608
Citigroup, 5.00%, 9/15/14	640,000	627
Citigroup, 5.30%, 1/7/16	425,000	426
Comcast, 4.95%, 6/15/16	260,000	243
Comcast, 6.50%, 11/15/35	210,000	213
ConocoPhillips, 5.90%, 10/15/32	500,000	533
Countrywide Home Loans, 4.125%, 9/15/09	570,000	547
Cox Communications, 7.75%, 11/1/10	500,000	540
D.R. Horton, 4.875%, 1/15/10	415,000	400
DaimlerChrysler, 6.50%, 11/15/13	425,000	439
Developers Diversified Realty, 3.875%, 1/30/09	285,000	273
Devon Financing, 6.875%, 9/30/11	500,000	538
Diamond Offshore Drilling, 4.875%, 7/1/15	260,000	251
Diamond Offshore Drilling, 5.15%, 9/1/14	260,000	258
Dow Chemical, 6.125%, 2/1/11	245,000	254
Duke Capital, 4.302%, 5/18/06	195,000	195
Duke Capital, 6.25%, 2/15/13	260,000	270
El Paso Electric, 6.00%, 5/15/35	400,000	398
Encana Holdings Finance, 5.80%, 5/1/14	425,000	438
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	315,000	311
Exelon Generation, 5.35%, 1/15/14	515,000	509
First Union, 6.40%, 4/1/08	150,000	154
FirstEnergy, 6.45%, 11/15/11	400,000	418
Ford Motor Credit, VR, 5.70%, 11/16/06	215,000	213
Ford Motor Credit, 5.80%, 1/12/09	695,000	626
Fortune Brands, 5.125%, 1/15/11	280,000	277
Franklin Resources, 3.70%, 4/15/08	110,000	107
Fund American Companies, 5.875%, 5/15/13	385,000	385
Genentech, 4.75%, 7/15/15	335,000	323
General Electric Capital, 6.00%, 6/15/12	370,000	385
Genworth Financial, 5.75%, 6/15/14	390,000	400
Goldman Sachs Capital I, 6.345%, 2/15/34	815,000	851
GTECH Holdings, 4.50%, 12/1/09	445,000	439
Halliburton, 5.50%, 10/15/10	550,000	557
Harrah's Operating, 5.50%, 7/1/10	460,000	458
Hartford Financial Services, 4.75%, 3/1/14	520,000	502
HBOS, 6.00%, 11/1/33 (3)	345,000	362
Highmark, 6.80%, 8/15/13 (3)	320,000	338
HSBC Finance, 5.00%, 6/30/15	455,000	439
Huntington National Bank, 4.375%, 1/15/10	400,000	387
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	410,000	307
International Lease Finance, 5.125%, 11/1/10	200,000	198
International Lease Finance, 6.375%, 3/15/09	180,000	185
International Speedway, 4.20%, 4/15/09	185,000	179
iStar Financial, 5.125%, 4/1/11	365,000	357
Jefferies Group, 6.25%, 1/15/36	345,000	344
John Deere Capital, 7.00%, 3/15/12	370,000	402
Kinder Morgan Finance, 5.70%, 1/5/16 (3)	435,000	435
Kraft Foods, 5.625%, 11/1/11	375,000	379
Kroger, 8.05%, 2/1/10	410,000	445
Legg Mason, 6.75%, 7/2/08	190,000	196
Lehman Brothers Holdings, 3.50%, 8/7/08	525,000	506
Lennar, 5.60%, 5/31/15	570,000	548
MBNA America Bank, 4.625%, 8/3/09	430,000	425
McCormick & Co., 5.20%, 12/15/15	400,000	398
MDC Holdings, 5.50%, 5/15/13	510,000	482
Medtronic, 4.75%, 9/15/15	520,000	500
Merrill Lynch, 4.25%, 2/8/10	410,000	395
MetLife, 6.125%, 12/1/11	485,000	505
National Gas, 6.05%, 1/15/36 (3)	220,000	218
Nationwide Financial Services, 5.90%, 7/1/12	435,000	448
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	220,000	222
Newmont Mining, 5.875%, 4/1/35	235,000	230
News America, 6.20%, 12/15/34	230,000	226
News America, 6.40%, 12/15/35 (3)	450,000	454
Nextel Communications, 6.875%, 10/31/13	285,000	298
NLV Financial, 7.50%, 8/15/33 (3)	245,000	272
Noranda, 6.20%, 6/15/35	215,000	210
Norfolk Southern, 6.00%, 4/30/08	455,000	462
Northern Trust, 4.60%, 2/1/13	215,000	210
NVR, 5.00%, 6/15/10	240,000	231
Oracle, 5.00%, 1/15/11 (3)	500,000	492
Pacific Gas & Electric, 6.05%, 3/1/34	320,000	331
Panhandle Eastern Pipeline, 4.80%, 8/15/08	155,000	153
Pemex Project Funding Master Trust, VR, 5.791%, 6/15/10 (3)	400,000	413
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (3)	465,000	483
Petro Canada, 5.95%, 5/15/35	365,000	370
Pinnacle West Capital, 6.40%, 4/1/06	300,000	300
PPL Capital Funding, 4.33%, 3/1/09	415,000	403
Praxair, 2.75%, 6/15/08	345,000	327
Principal Life Global Funding, 5.125%, 10/15/13 (3)	375,000	371
Progress Energy, 6.75%, 3/1/06	245,000	245
Public Service of New Mexico, 4.40%, 9/15/08	325,000	317
Pulte Homes, 7.875%, 8/1/11	300,000	327
Residential Capital, 6.125%, 11/21/08	260,000	260
Rogers Cable, 5.50%, 3/15/14	330,000	314
SBC Communications, 5.10%, 9/15/14	330,000	322
SBC Communications, 5.30%, 11/15/10	275,000	274
Sealed Air, 5.375%, 4/15/08 (3)	315,000	313
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	165,000	192
Simon Property Group, 3.75%, 1/30/09	370,000	354
SLM Corporation, VR, 4.58%, 4/1/09	310,000	302
SLM Corporation, VR, 4.823%, 1/26/09	435,000	436
Sprint Capital, 6.875%, 11/15/28	600,000	658
Target, 4.00%, 6/15/13	525,000	491
Telecom Italia Capital, 5.25%, 11/15/13	315,000	304
Telefonica Europe, 7.75%, 9/15/10	420,000	455
Telefonos de Mexico, 5.50%, 1/27/15	280,000	275
Telus, 8.00%, 6/1/11	525,000	586
Teva Pharmaceutical Finance, 5.55%, 2/1/16	200,000	198
Time Warner Entertainment, 7.25%, 9/1/08	400,000	416
Time Warner Entertainment, 8.375%, 3/15/23	230,000	271
Transamerica Capital, 7.65%, 12/1/26 (3)	175,000	201
Transatlantic Holdings, 5.75%, 12/14/15	250,000	251
Transocean, 7.50%, 4/15/31	230,000	287
Tyco International, 6.375%, 10/15/11	475,000	493
U.S. Bancorp, 4.50%, 7/29/10	525,000	513
United Technologies, 5.40%, 5/1/35	330,000	330
UnitedHealth Group, 5.25%, 3/15/11	365,000	365
Valero Energy, 3.50%, 4/1/09	345,000	328
Verizon Global Funding, 7.75%, 12/1/30	320,000	374
Virginia Electric & Power, 6.00%, 1/15/36	420,000	420
Wachovia, 5.50%, 8/1/35	240,000	236
Wal-Mart Stores, 5.25%, 9/1/35	405,000	391
Webster Financial, 5.125%, 4/15/14	395,000	385
Wellpoint, 5.00%, 1/15/11	275,000	272
Wells Fargo, VR, 4.564%, 3/23/07	475,000	475
Westar Energy, 5.10%, 7/15/20	205,000	192
WM Wrigley, 4.65%, 7/15/15	160,000	154
WPD Holdings, 6.875%, 12/15/07 (3)	215,000	220
Yum! Brands, 7.70%, 7/1/12	485,000	536
Total Corporate Bonds (Cost $56,802)		56,244

ASSET-BACKED SECURITIES 0.9%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	362,688	373
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	615,000	614
Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8, VR
4.70%, 8/15/14	2,050,000	2,057
Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7
4.70%, 6/15/15	1,025,000	1,007
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	83,675	83

Chase Issuance Trust
Series 2005-A7, Class A7
4.55%, 3/15/13	1,050,000	1,029

Chase Manhattan Auto Owner Trust
Series 2003-A, Class A4
2.06%, 12/15/09	592,364	579

Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, VR
4.831%, 8/25/35	375,000	369

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	675,000	663

MBNA Credit Card Master Note Trust
Series 2005-A6, Class A6
4.50%, 1/15/13	490,000	480

New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR
4.954%, 8/25/35	1,071,000	1,029

New Century Home Equity Loan Trust
Series 2005-A, Class M2, VR
5.344%, 8/25/35	395,000	382

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	925,000	978

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	225,000	244

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	775,000	793

WFS Financial Owner Trust
Series 2004-1, Class A4
2.81%, 8/22/11	590,000	575

Total Asset-Backed Securities (Cost $11,405)		11,255
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.1%

Banc of America Commercial Mortgage, CMO
Series 2003-1, Class A2
4.648%, 9/11/36	700,000	674

Banc of America Commercial Mortgage, CMO
Series 2004-6, Class A1
3.801%, 12/10/42	166,696	162

Bank of America Mortgage Securities, CMO
Series 2003-L, Class 2A2, VR
4.264%, 1/25/34	890,381	870

Bank of America Mortgage Securities, CMO
Series 2004-A, Class 2A2, VR
4.122%, 2/25/34	501,011	490

Bank of America Mortgage Securities, CMO
Series 2004-D, Class 2A2, VR
4.199%, 5/25/34	385,400	375

Bank of America Mortgage Securities, CMO
Series 2004-H, Class 2A2, VR
4.766%, 9/25/34	293,704	289

Bank of America Mortgage Securities, CMO
Series 2004-I, Class 3A2, VR
4.934%, 10/25/34	316,324	311

Bank of America Mortgage Securities, CMO
Series 2005-J, Class 2A1, VR
5.111%, 11/25/35	1,096,528	1,086

Bear Stearns Commercial Mortgage Securities, CMO
Series 2004-PWR6, Class A1
3.688%, 11/11/41	120,690	118

Bear Stearns Commercial Mortgage Securities, CMO
Series 2004-T14, Class A2
4.17%, 4/12/41	1,700,000	1,650

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PW10, Class A1
5.085%, 12/11/40	1,474,571	1,473

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR8, Class A4
4.674%, 6/11/41	700,000	668

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR9, Class AAB
4.804%, 9/15/42	850,000	827
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T18, Class A1
4.274%, 2/13/42	601,070	589

Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T20, Class A1
4.94%, 10/12/42	915,737	911

Citigroup Commercial Mortgage Trust, CMO
Series 2004-C2, Class A1
3.787%, 10/15/41	856,260	834

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, VR
4.70%, 8/27/35	1,500,000	1,470

Citigroup/Deutsche Bank Commerical Mortgage, CMO
Series 2005-C1, Class AJ
5.224%, 9/15/20	825,000	820

Commercial Mortgage, CMO, PTC
Series 2005-LP5, Class A1
4.235%, 5/10/43	564,190	554

DLJ Commercial Mortgage, CMO
Series 1999-CG2, Class A1B
7.30%, 6/10/32	200,000	211

GE Capital Commercial Mortgage, CMO
Series 2001-1, Class A2
6.531%, 5/15/33	815,000	860

GE Capital Commercial Mortgage, CMO
Series 2005-C4, Class A1
5.082%, 11/10/45	931,833	931

GMAC Commercial Mortgage Securities, CMO
Series 2001-C2, Class A2
6.70%, 4/15/34	1,125,000	1,196

Greenwich Capital Commercial Funding, CMO
Series 2004-GG1A, Class A2
3.835%, 6/10/36	646,924	632

Greenwich Capital Commercial Funding, CMO
Series 2005-GG3, Class AAB, VR
4.619%, 8/10/42	275,000	264

JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIB2, Class A2
6.244%, 4/15/35	693,594	704

JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIBC, Class A3
6.26%, 3/15/33	885,000	919
JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2005-LDP4, Class ASB, VR
4.80%, 10/15/42	1,350,000	1,316
LB-UBS Commercial Mortgage Trust, CMO
Series 2003-C8, Class A1
3.636%, 11/15/27	1,435,294	1,390
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C2, Class A2
3.246%, 3/15/29	1,000,000	947
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C4, Class A2, VR
4.567%, 6/15/29	950,000	933
LB-UBS Commercial Mortgage Trust, CMO
Series 2005-C1, Class A4
4.742%, 2/15/30	650,000	626
LB-UBS Commercial Mortgage Trust, CMO
Series 2006-C1, Class A4
5.156%, 2/15/31	1,475,000	1,463
Washington Mutual Mortgage Securities, CMO
Series 2004-AR1, Class A, VR
4.229%, 3/25/34	298,458	291
Total Non-U.S. Government Mortgage-Backed Securities (Cost $27,489)		26,854

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.0%
U.S. Government Agency Obligations 7.2% +
Federal Home Loan Mortgage
4.50%, 5/1/19 - 9/1/35	3,710,785	3,540
5.00%, 12/1/08 - 11/1/35	6,500,897	6,326
5.50%, 3/1/18 - 12/1/33	3,306,488	3,320
6.00%, 4/1/24 - 3/1/33	2,876,052	2,910
6.50%, 10/1/08 - 7/1/35	3,292,440	3,375
7.00%, 10/1/08 - 6/1/32	231,548	239
Federal Home Loan Mortgage, ARM
4.538%, 9/1/32	132,243	131
4.546%, 9/1/35	722,890	695
4.717%, 8/1/35	636,067	618
5.055%, 11/1/35	452,884	445
5.428%, 1/1/36	229,000	228
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	1,950,000	1,889
5.00%, 10/15/27 - 11/15/27	1,975,000	1,940
5.50%, 4/15/28	1,625,000	1,601
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	1,563,381	141
Federal National Mortgage Assn.
4.50%, 5/1/18 - 7/1/35	12,700,099	12,222
5.00%, 10/1/18 - 10/1/35	3,693,108	3,632
5.50%, 1/1/17 - 12/1/34	17,414,975	17,350
6.00%, 10/1/13 - 1/1/36	20,674,109	20,940
6.50%, 8/1/08 - 11/1/34	4,148,270	4,258
7.00%, 2/1/30 - 4/1/32	123,551	128
8.00%, 5/1/07 - 6/1/10	4,121	4
8.50%, 8/1/06 - 11/1/21	1,106	1
Federal National Mortgage Assn., ARM
4.685%, 9/1/35	851,426	828
5.319%, 12/1/35	382,603	380
5.376%, 12/1/35	478,876	477
5.537%, 12/1/35	745,696	745
5.695%, 12/1/35	244,411	245
5.707%, 1/1/36	1,967,504	1,978
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	600,000	583
5.00%, 3/25/15	1,175,000	1,162
5.50%, 5/25/27	1,280,202	1,281
7.25%, 5/25/20	243,140	250
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	191,505	14
6.50%, 2/1/32	131,750	30
Federal National Mortgage Assn., TBA, 5.50%, 1/1/34	375,000	371
		94,277
U.S. Government Obligations 0.8%
Government National Mortgage Assn.
4.50%, 2/20/35 - 11/20/35	1,592,955	1,525
5.00%, 7/15/33 - 9/15/33	5,012,688	4,951
5.50%, 10/20/32 - 2/20/35	1,274,561	1,275
6.00%, 5/15/17 - 1/20/35	230,825	235
6.50%, 1/15/26 - 2/15/29	153,843	160
7.00%, 3/15/13 - 9/20/27	259,552	270
7.50%, 2/15/16 - 1/15/30	110,286	115
8.00%, 9/15/22 - 10/20/25	59,835	64
Government National Mortgage Assn., CMO, 2.946%, 3/16/19	510,000	485
Government National Mortgage Assn., TBA, 6.00%, 1/1/33	650,000	661
		9,741

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $105,330)		104,018

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 8.5%
U.S. Government Agency Obligations 1.4% +
Federal Home Loan Bank, 5.75%, 5/15/12	1,975,000	2,058
Federal Home Loan Mortgage, 2.75%, 3/15/08 (1)	325,000	312
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	1,470,000	1,420
Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)	1,210,000	1,465
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	3,000,000	3,018
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	215,000	217
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	330,000	318
Federal National Mortgage Assn., 3.375%, 12/15/08 (1)	3,065,000	2,944
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	860,000	833
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	3,285,000	3,439
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	340,000	368
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	1,270,000	1,651
Resolution Funding, 8.125%, 10/15/19	210,000	276
		18,319
U.S. Treasury Obligations 7.1%
U.S. Treasury Bonds, 5.375%, 2/15/31	1,100,000	1,225
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	285,000	318
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	3,340,000	3,903
U.S. Treasury Bonds, 6.125%, 8/15/29 (1)	165,000	199
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	585,000	692
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	1,360,000	1,675
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	1,180,000	1,448
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	1,320,000	1,635
U.S. Treasury Bonds, 7.50%, 11/15/16 (1)	2,160,000	2,675
U.S. Treasury Bonds, 7.625%, 2/15/25 (1)	565,000	771
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	2,615,000	3,621
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25 (1)	1,409,670	1,498
U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10	3,361,068	3,222
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	2,626,163	2,629
U.S. Treasury Inflation-Indexed Notes, 3.375%, 1/15/07 (1)	1,223,695	1,244
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08 (1)	663,995	687
U.S. Treasury Notes, 3.25%, 8/15/07	760,000	744
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	9,760,000	9,441
U.S. Treasury Notes, 3.50%, 2/15/10	1,230,000	1,179
U.S. Treasury Notes, 3.625%, 6/30/07 (1)	1,245,000	1,227
U.S. Treasury Notes, 4.00%, 6/15/09 (1)	7,430,000	7,281
U.S. Treasury Notes, 4.125%, 5/15/15 (1)	2,745,000	2,650
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	4,090,000	3,992
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	1,130,000	1,101
U.S. Treasury Notes, 4.375%, 1/31/08 (1)	9,500,000	9,445
U.S. Treasury Notes, 4.75%, 5/15/14 (1)	4,645,000	4,686
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	4,745,000	4,809
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	6,990,000	7,121
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	10,445,000	10,915
		92,033

Total U.S. Government Agency Obligations (Excluding Mortgage- Backed)
(Cost $110,000)		110,352

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.1%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	2,145,000	1,643
Bundesrepublic, 3.25%, 4/9/10 (EUR)	4,085,000	4,874
Bundesrepublic, 5.00%, 1/4/12 (EUR)	855,000	1,108
European Investment Bank, 5.75%, 9/15/09 (AUD)	1,875,000	1,401
Government of Canada, 5.25%, 6/1/12 (CAD)	4,975,000	4,645
Republic of Italy, 5.875%, 8/14/08 (AUD)	325,000	243
Republic of South Africa, 6.50%, 6/2/14 (1)	525,000	568
United Mexican States, 6.375%, 1/16/13	390,000	411
Total Foreign Government Obligations & Municipalities (Cost $14,304)		14,893
MUNICIPAL SECURITIES 0.2%
California 0.1%
California, GO, 5.25%, 4/1/34	205,000	219
California Public Works Board, 5.00%, 1/1/21	450,000	478
		697
District of Columbia 0.0%
District of Columbia, GO, 5.00%, 6/1/16 (4)	505,000	542
		542
Georgia 0.1%
Atlanta Airport, 5.00%, 1/1/33 (5)	755,000	789
		789
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (5)	240,000	245
		245
Nevada 0.0%
Clark County School Dist., GO, 5.00%, 6/15/18 (4)	390,000	418
		418
Oregon 0.0%
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	130,000	140
		140
Total Municipal Securities (Cost $2,788)		2,831
BOND MUTUAL FUNDS 3.2%
T. Rowe Price Institutional High Yield Fund, 7.37% (6)(7)	4,095,647	41,776
Total Bond Mutual Funds (Cost $42,650)		41,776
SHORT-TERM INVESTMENTS 5.5%
Money Market Funds 5.5%
T. Rowe Price Reserve Investment Fund, 4.58% (7)(8)	71,991,410	71,991
Total Short-Term Investments (Cost $71,991)		71,991
SECURITIES LENDING COLLATERAL 12.9%
Money Market Pooled Account 1.4%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.539% (8)	17,414,286	17,414
		17,414
Money Market Trust 11.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.501% (8)	149,981,756	149,982
		149,982
Total Securities Lending Collateral (Cost $167,396)		167,396
Total Investments in Securities
112.5% of Net Assets (Cost $1,222,966)		$ 1,463,567

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at February 28, 2006 – see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$6,929 and represents 0.5% of net assets.
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by Financial Security Assurance Inc.
(6)	SEC Yield
(7)	Affiliated company - see Note 4
(8)	Seven-day yield
+	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
ETC	Equipment Trust Certificate
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest-Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $1,032 (0.1% of net assets)
at period end; see Note 2
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
Unaudited		February 28, 2006
Notes to Portfolio of Investments	Shares/$ Par	Value

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2006, the value of loaned securities was $162,280,000; aggregate collateral consisted of $167,396,000 in money market pooled accounts and U.S. government securities valued at $718,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $1,222,966,000. Net unrealized gain aggregated $240,601,000 at period-end, of which $254,767,000 related to appreciated investments and $14,166,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,091,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $71,991,000 and $67,204,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that T. Rowe Price Personal Strategy Balanced Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2006, purchases and sales of High Yield Fund were $14,588,000 and $6,000,000, respectively. Investment income during the period was $1,897,000. At February 28, 2006 and May 31, 2005, the value of shares of High Yield Fund held were $41,776,000 and $33,990,000, respectively.

For the period ended February 28, 2006, total realized loss on all affiliated companies amounted to less than $1,000.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
Unaudited		February 28, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)
COMMON STOCKS 84.7%

CONSUMER DISCRETIONARY 10.3%

Auto Components 0.2%
Autoliv GDR (SEK)	21,300	1,143
GKN (GBP)	65,449	390
Keystone Automotive (1)(2)	4,900	216
Koito Manufacturing (JPY)	39,000	484
Strattec Security (1)(2)	1,400	57
TRW (2)	5,200	133
		2,423
Automobiles 0.4%
Bayerische Motoren Werke (EUR)	17,791	855
Honda (JPY)	12,500	739
Toyota Motor (JPY)	35,300	1,890
Winnebago (1)	700	22
		3,506
Distributors 0.0%
Pacific Brands (AUD) (1)	126,091	212
		212
Diversified Consumer Services 0.1%
Apollo Group, Class A (2)	10,900	538
Corinthian Colleges (1)(2)	13,200	171
Education Management (2)	2,800	105
Matthews International, Class A	11,600	431
		1,245
Hotels, Restaurants & Leisure 2.0%
Applebee's	8,162	189
BJ's Restaurants (1)(2)	6,200	157
Carnival	81,300	4,199
CEC Entertainment (1)(2)	2,800	91
Harrah's Entertainment	29,900	2,150
International Game Technology	75,200	2,690
Marriott, Class A	28,300	1,936
McDonald's	30,500	1,065
Mitchells & Butlers (GBP)	47,262	328
Panera Bread, Class A (1)(2)	4,200	298
PF Chang's China Bistro (1)(2)	3,100	150
Red Robin Gourmet Burgers (1)(2)	6,300	252
Ruby Tuesday (1)	3,400	97
Sonic (2)	10,062	318
Starwood Hotels & Resorts Worldwide, Equity Units	39,700	2,521
Texas Roadhouse, Class A (1)(2)	1,600	25
The Cheesecake Factory (2)	10,450	378
Wynn Resorts (1)(2)	49,700	3,302
		20,146
Household Durables 1.3%
Alpine Electronics (JPY)	11,100	153
Fortune Brands	9,200	713
Garmin (1)	28,500	1,961
Goldcrest Company (JPY)	5,900	464
Harman International	21,200	2,339
Jarden (1)(2)	10,500	315
Newell Rubbermaid (1)	185,400	4,611
Persimmon (GBP)	27,151	665
Philips Electronics (EUR)	11,548	376
Sony (JPY)	22,400	1,044
		12,641
Internet & Catalog Retail 0.1%
Amazon.com (2)	11,700	439
J. Jill Group (1)(2)	6,100	144
priceline.com (2)	4,800	118
		701
Leisure Equipment & Products 0.1%
Brunswick	8,900	349
MarineMax (1)(2)	5,100	158
Nikon (JPY) (1)	24,000	408
Polaris Industries (1)	600	30
SCP Pool (1)	5,975	260
		1,205
Media 2.6%
Aegis Group (GBP)	240,963	558
Comcast, Special Class A (2)	139,957	3,755
Disney	191,800	5,369
Emmis Communications (2)	5,200	85
Entercom Communications (2)	3,800	107
Grupo Televisa ADR	7,600	596
McGraw-Hill	27,500	1,460
New York Times, Class A (1)	115,200	3,251
Omnicom	16,500	1,317
Publicis (EUR)	19,493	743
Scholastic (1)(2)	10,700	315
Scripps, Class A	31,100	1,495
Singapore Press (SGD)	58,000	158
Television Broadcasts (HKD)	33,000	184
Time Warner	164,700	2,851
Viacom, Class B (2)	56,844	2,272
Vivendi Universal (EUR)	24,067	726
WPP Group (GBP)	34,934	405
WPP Group ADR (1)	5,200	302
Young Broadcasting (1)(2)	3,500	11
		25,960
Multiline Retail 1.4%
Big Lots (2)	6,100	78
Kohl's (2)	83,500	4,017
Lotte Shopping GDR (2)(3)	16,800	355
Marui (JPY)	11,100	209
Nordstrom	101,000	3,838
Target	88,000	4,787
		13,284
Specialty Retail 1.9%
AC Moore Arts & Crafts (1)(2)	2,800	50
AnnTaylor Stores (2)	16,550	601
Aoyama Trading (JPY)	4,700	144
Best Buy	30,800	1,659
Christopher & Banks (1)	7,375	162
DSG International (GBP)	124,630	376
DSW, Class A (1)(2)	2,900	83
Esprit Holdings (HKD)	38,500	296
Gymboree (1)(2)	4,700	107
Hibbett Sporting Goods (1)(2)	300	10
Home Depot	240,850	10,152
Hot Topic (1)(2)	13,000	171
Monro Muffler Brake (1)	6,000	217
Pantry (1)(2)	4,300	254
Petco (1)(2)	10,800	210
RadioShack	192,800	3,769
Select Comfort (1)(2)	5,700	208
The Finish Line, Class A	3,800	64
Zumiez (1)(2)	1,800	96
		18,629
Textiles, Apparel, & Luxury Goods 0.2%
Adidas-Salomon (EUR)	3,048	596
Columbia Sportswear (1)(2)	5,200	262
Culp (2)	2,000	10
Safilo Group (EUR) (2)	61,480	346
Under Armour (1)(2)	1,900	53
Warnaco Group (1)(2)	13,800	320
		1,587

Total Consumer Discretionary		101,539

CONSUMER STAPLES 5.6%

Beverages 1.3%
Asahi Breweries (JPY) (1)	23,000	311
Coca-Cola	157,200	6,598
Compania Cervecerias Unidas ADR (1)	11,300	308
Diageo (GBP)	53,452	821
Kirin Brewery (JPY) (1)	40,000	527
Lion Nathan (NZD)	38,427	229
PepsiCo	64,000	3,783
		12,577
Food & Staples Retailing 1.9%
Casey's General Stores	13,000	341
Casino Guichard-Perrachon (EUR) (1)	6,150	383
Coles Myer (AUD) (1)	50,703	369
CVS	257,100	7,284
Matsumotokiyoshi (JPY) (1)	9,000	248
METRO (EUR)	19,024	1,011
Organizacion Soriana, Series B (MXN) (2)	43,800	194
Performance Food Group (1)(2)	9,700	285
Sysco	58,100	1,748
Tesco (GBP)	93,444	554
Wal-Mart	118,200	5,362
Wal-Mart de Mexico, Series V (MXN)	149,400	428
Wild Oats Markets (1)(2)	7,200	129
York-Benimaru (JPY) (1)	7,900	262
		18,598
Food Products 0.8%
Associated British Foods (GBP)	32,906	505
General Mills	92,520	4,557
Goodman Fielder (AUD) (2)	111,800	192
Koninklijke Wessanen GDS (EUR) (1)	19,613	309
Nestle (CHF)	4,303	1,265
RHM (GBP)	86,660	428
Seneca Foods, Class B (2)	700	14
Seneca Foods, Class A (2)	2,200	43
Unilever (GBP)	34,913	360
		7,673
Household Products 1.0%
Colgate-Palmolive	73,600	4,010
Procter & Gamble	97,025	5,814
		9,824
Personal Products 0.0%
Chattem (1)(2)	1,400	55
L'Oreal (EUR)	1,883	166
		221
Tobacco 0.6%
Altria Group	79,350	5,705
		5,705

Total Consumer Staples		54,598

ENERGY 6.1%

Energy Equipment & Services 2.7%
Baker Hughes	138,200	9,393
FMC Technologies (2)	13,400	629
Grant Prideco (2)	24,500	992
Hanover Compressor (1)(2)	12,500	191
Hydril (2)	2,900	195
Input/Output (1)(2)	8,600	65
Key Energy Services (1)(2)	2,600	39
Lone Star Technologies (2)	3,100	154
Saipem (EUR)	15,582	331
Schlumberger	65,400	7,521
Seacor Holdings (1)(2)	6,600	482
Smith International	113,000	4,376
Superior Well Services (1)(2)	600	15
Transocean (2)	26,600	1,973
Union Drilling (2)	3,200	40
W-H Energy Services (1)(2)	3,800	150
		26,546
Oil, Gas & Consumable Fuels 3.4%
Bill Barrett (1)(2)	10,600	351
BP (GBP)	68,054	751
BP ADR	81,294	5,400
Chevron	82,780	4,675
China Shenhua Energy (HKD) (2)	227,500	341
Eni S.p.A. (EUR)	48,287	1,381
ExxonMobil	128,642	7,638
Forest Oil (2)	12,100	601
Foundation Coal Holdings	4,200	168
Marathon Oil	45,800	3,234
Murphy Oil	24,500	1,148
Nippon Mining (JPY)	35,000	260
Noble Energy	1,500	63
Oil Search (AUD)	104,479	282
Petroleo Brasileiro (Petrobras) ADR	12,600	1,008
Royal Dutch Shell, Series B (GBP)	41,579	1,308
Royal Dutch Shell ADR, Class B	6,285	396
Statoil ASA (NOK)	49,349	1,261
Total (EUR)	3,504	880
Total ADR	14,900	1,879
		33,025
Total Energy		59,571

FINANCIALS 18.7%

Capital Markets 5.6%
Affiliated Managers Group (1)(2)	4,400	433
Ameriprise Financial	105,540	4,800
Charles Schwab	177,250	2,873
E*TRADE Financial (2)	112,700	2,883
Franklin Resources	52,100	5,350
Goldman Sachs	28,000	3,956
Investors Financial Services (1)	5,100	230
Legg Mason	39,850	5,204
Macquarie Bank (AUD) (1)	13,456	638
Mellon Financial	130,600	4,713
Merrill Lynch	63,100	4,872
Morgan Stanley	6,700	400
Northern Trust	64,800	3,416
Piper Jaffray (2)	7,000	348
State Street	119,300	7,454
TD Ameritrade Holding	115,600	2,515
UBS (CHF)	48,363	5,130
		55,215
Commercial Banks 3.7%
ABN AMRO (EUR)	23,462	683
Allied Irish Banks (EUR)	14,604	349
Australia & New Zealand Banking (AUD)	68,090	1,296
Banca Intesa (EUR)	96,121	568
Banco Santander Central Hispano (EUR)	66,876	976
Bank of America	64,000	2,934
Bank of Fukuoka (JPY) (1)	66,000	556
Barclays (GBP)	179,139	2,100
BNP Paribas (EUR)	15,386	1,424
Boston Private Financial (1)	5,900	181
Cascade Bancorp (1)	6,600	172
Chittenden (1)	14,525	418
Citizens Banking (1)	13,200	349
DBS Group (SGD)	101,304	1,020
Dexia (EUR)	14,657	364
EFG International (CHF) (2)	17,432	482
Fifth Third Bancorp	40,000	1,546
Glacier Bancorp (1)	9,442	298
Grupo Financiero Banorte (MXN)	372,232	910
HBOS (GBP)	55,613	1,036
Mitsubishi UFJ Financial (JPY)	139	2,125
NORDEA (SEK)	98,974	1,118
Pinnacle Financial Partners (1)(2)	3,700	98
Placer Sierra Bancshares	1,100	29
Preferred Bank (1)	800	38
Prosperity Bancshares (1)	7,700	222
Provident Bankshares (1)	7,300	265
Royal Bank of Scotland (GBP)	67,798	2,269
S-E-Banken (SEK)	30,187	667
Sandy Spring Bancorp (1)	4,900	174
Signature Bank (1)(2)	4,300	139
Societe Generale (EUR)	4,628	656
Sumitomo Trust & Banking (JPY)	163,000	1,645
Svenska Handelsbanken, Series A (SEK)	36,069	938
Texas Capital Bancshares (1)(2)	6,000	129
The Bank of Yokohama (JPY)	112,000	903
U.S. Bancorp	64,100	1,981
UniCredito (EUR)	152,609	1,110
Valley National Bancorp (1)	11,663	283
Wells Fargo	46,400	2,979
WestAmerica (1)	9,100	494
Westpac Bank (AUD)	52,123	910
		36,834
Consumer Finance 1.3%
American Express	152,900	8,238
SLM Corporation	76,100	4,293
		12,531
Diversified Financial Services 1.6%
Aktiv Kapital (NOK)	28,800	472
Babcock & Brown (AUD) (1)	44,532	568
Banca Italease (EUR) (2)	13,966	529
Chicago Mercantile Exchange Holdings	1,200	511
Citigroup	171,903	7,971
ING Groep GDS (EUR)	22,382	841
JP Morgan Chase	106,924	4,399
Ricoh Leasing (JPY)	10,700	299
		15,590
Insurance 5.0%
AFLAC	11,100	513
American International Group	207,562	13,774
Aspen Insurance Holdings (1)	9,000	209
Assured Guaranty	15,100	399
Aviva (GBP)	41,640	576
AXA (EUR)	37,942	1,342
Bristol West Holdings (1)	8,500	158
CNP Assurances (EUR)	7,212	691
Friends Provident (GBP)	177,952	645
Genworth Financial, Class A	90,000	2,864
Hartford Financial Services	39,900	3,287
Horace Mann Educators	10,500	196
Infinity Property & Casualty (1)	7,600	301
Insurance Australia (AUD)	140,771	561
Markel (1)(2)	800	263
Marsh & McLennan	398,300	12,311
Mitsui Sumitomo Insurance (JPY) (1)	42,000	553
National Financial Partners (1)	2,700	159
Ohio Casualty	19,100	585
PartnerRe	3,800	230
Prudential	14,700	1,132
QBE Insurance (AUD) (1)	33,878	518
SAFECO	64,100	3,302
Selective Insurance (1)	3,100	168
St. Paul Travelers Companies	81,900	3,520
Toro Assicurazioni (EUR)	31,950	666
Unipol (EUR) (1)	88,519	279
W. R. Berkley	350	20
		49,222
Real Estate 0.9%
Arden Realty, REIT	5,400	245
China Overseas Land & Investment (HKD)	970,000	524
EastGroup Properties, REIT (1)	6,800	312
Equity Lifestyle Properties, REIT	2,600	124
Essex Property Trust, REIT	800	80
Federal Realty Investment Trust, REIT	32,700	2,279
Glenborough Realty Trust, REIT (1)	3,700	72
GPT Group, Equity Units (AUD)	180,998	557
LaSalle Hotel Properties, REIT	3,700	148
Mirvac Group (AUD)	64,275	200
Parkway Properties, REIT (1)	3,200	141
PS Business Parks, REIT	2,800	149
Reckson Associates Realty, REIT	1,592	65
Simon Property Group, REIT	41,440	3,438
Washington SBI, REIT (1)	7,400	247
Wheelock (HKD)	97,000	173
		8,754
Thrifts & Mortgage Finance 0.6%
Bradford Bingley (GBP)	82,500	677
Fannie Mae	50,400	2,756
First Niagara Financial (1)	14,500	204
Harbor Florida Bancshares (1)	10,400	395
Hypo Real Estate Holding (EUR)	16,844	1,107
Newalliance Bancshares	21,200	301
Triad Guaranty (1)(2)	2,200	100
		5,540

Total Financials		183,686

HEALTH CARE 11.5%

Biotechnology 1.9%
Abgenix (1)(2)	800	18
Alexion Pharmaceutical (2)	2,700	101
Alkermes (1)(2)	7,700	196
Amgen (2)	82,200	6,205
Amylin Pharmaceuticals (1)(2)	5,300	230
Anadys Pharmaceuticals (1)(2)	4,300	56
Cephalon (1)(2)	2,905	231
CSL Limited (AUD)	8,386	327
Cubist Pharmaceuticals (1)(2)	7,300	161
CV Therapeutics (1)(2)	900	24
Cytogen (1)(2)	3,000	10
Cytokinetics (1)(2)	2,300	16
deCode genetics (1)(2)	4,400	41
Exelixis (1)(2)	6,900	75
Genentech (2)	49,200	4,216
Gilead Sciences (2)	76,000	4,732
Incyte Genomics (1)(2)	9,400	55
InterMune (1)(2)	9,900	189
Martek Biosciences (1)(2)	5,200	177
Memory Pharmaceuticals (1)(2)	2,800	7
Myogen (1)(2)	2,500	95
Myriad Genetics (1)(2)	8,000	205
Nektar Therapeutics (1)(2)	1,300	27
Neurocrine Biosciences (1)(2)	3,400	223
NPS Pharmaceuticals (1)(2)	2,600	40
ONYX Pharmaceuticals (1)(2)	1,700	48
Rigel Pharmaceuticals (1)(2)	4,400	42
Tercica (1)(2)	3,600	28
Theravance (2)	1,200	34
Trimeris (1)(2)	3,800	48
Vertex Pharmaceuticals (1)(2)	11,516	498
		18,355
Health Care Equipment & Supplies 2.0%
Alcon	4,400	507
American Medical Systems (2)	1,600	35
Analogic (1)	3,300	178
Baxter International	110,500	4,182
Boston Scientific (2)	125,000	3,053
DJ Orthopedics (1)(2)	5,300	185
Edwards Lifesciences (2)	4,500	186
Elekta, Series B (SEK)	24,459	361
Greatbatch (1)(2)	5,100	113
Integra LifeSciences (1)(2)	10,100	402
Medtronic	86,200	4,650
NuVasive (1)(2)	4,800	89
ResMed (1)(2)	17,400	706
St. Jude Medical (2)	53,200	2,426
Steris	7,300	181
Stryker	41,200	1,904
Thoratec (1)(2)	6,400	129
Wright Medical Group (1)(2)	8,500	164
		19,451
Health Care Providers & Services 3.6%
Aetna	21,000	1,071
Alliance UniChem (GBP)	24,716	380
AMERIGROUP (2)	5,200	111
AmerisourceBergen	85,200	3,918
Cardinal Health	26,500	1,924
Caremark RX (2)	81,200	4,040
Celesio (EUR)	5,273	490
Healthspring (2)	4,300	101
Henry Schein (2)	9,200	429
Humana (2)	13,000	672
Lifeline Systems (1)(2)	5,100	243
LifePoint Hospitals (2)	8,000	249
Odyssey Healthcare (1)(2)	1,900	36
Quest Diagnostics	52,700	2,786
Sunrise Senior Living (1)(2)	20,900	741
Symbion (1)(2)	7,000	165
United Surgical Partners International (1)(2)	13,050	459
UnitedHealth Group	222,900	12,979
VistaCare, Class A (1)(2)	3,600	49
WellPoint (2)	61,000	4,684
		35,527
Pharmaceuticals 4.0%
Astellas Pharma (JPY)	7,600	293
Atherogenics (1)(2)	6,900	111
Eisai (JPY) (1)	11,100	513
GlaxoSmithKline (GBP)	46,771	1,188
GlaxoSmithKline ADR (1)	20,000	1,016
Inspire Pharmaceuticals (1)(2)	8,900	45
Johnson & Johnson	50,500	2,911
Kobayashi Pharmaceutical (JPY) (1)	7,500	250
Medicines Company (1)(2)	5,500	112
Merck	229,500	8,000
Novartis (CHF) (1)	62,250	3,322
Noven Pharmaceuticals (1)(2)	7,200	109
Pfizer	120,332	3,152
Roche Holding (CHF) (1)	7,700	1,138
Sanofi-Aventis (EUR) (1)	17,404	1,479
Schering-Plough	197,200	3,648
Sepracor (1)(2)	34,600	1,983
Takeda Chemical Industries (JPY)	11,500	642
Teva Pharmaceutical ADR (1)	23,000	966
UCB (EUR)	4,407	209
Wyeth	162,960	8,116
		39,203

Total Health Care		112,536

INDUSTRIALS & BUSINESS SERVICES 9.7%

Aerospace & Defense 1.5%
Argon (1)(2)	3,100	92
Armor Holdings (1)(2)	8,200	482
BAE Systems (GBP)	65,741	484
General Dynamics	21,300	2,626
Honeywell International	68,200	2,793
Lockheed Martin	77,300	5,633
Moog, Class A (1)(2)	7,400	248
Qinetiq (GBP) (2)	78,700	274
Rockwell Collins	19,800	1,052
Rolls-Royce (GBP) (2)	66,254	509
United Technologies	4,400	257
		14,450
Air Freight & Logistics 0.3%
EGL (1)(2)	9,400	380
Pacer International (1)	2,300	73
Ryder System	2,200	98
UPS, Class B	16,200	1,210
UTi Worldwide	2,700	283
Yamato Transport (JPY) (1)	22,000	421
		2,465
Airlines 0.0%
Frontier Airlines (1)(2)	5,200	37
Midwest Express Holdings (1)(2)	3,000	16
Qantas Airways (AUD)	62,454	190
		243
Building Products 0.1%
Pilkington (GBP)	189,263	537
Trex (1)(2)	4,300	112
		649
Commercial Services & Supplies 1.1%
Angelica (1)	5,100	102
ChoicePoint (2)	11,400	506
Cintas	19,600	805
Consolidated Graphics (2)	6,500	332
Downer EDI (AUD)	57,371	334
G & K Services, Class A	7,400	289
Herman Miller	12,900	389
Kforce (1)(2)	10,700	130
LECG (1)(2)	8,100	131
Multi-Color (1)	1,000	28
Pike Electric (2)	6,300	120
R.R. Donnelley	85,700	2,885
Resources Global Professionals (1)(2)	11,100	306
Ritchie Bros Auctioneers	5,600	267
Synagro Technologies (1)	16,600	79
Tetra Tech (1)(2)	5,114	91
Waste Connections (1)(2)	7,000	257
Waste Management	120,343	4,003
West Corporation (2)	2,300	100
		11,154
Construction & Engineering 0.3%
Acciona (EUR) (1)	11,470	1,600
Insituform Technologies (1)(2)	5,700	153
JGC (JPY) (1)	36,000	762
NCC AB, Series B (SEK)	33,045	751
		3,266
Electrical Equipment 0.2%
A.O. Smith (1)	13,300	616
Artesyn Technologies (1)(2)	10,000	109
Baldor Electric (1)	11,700	377
Sumitomo Electric Industries (JPY)	24,300	364
Woodward Governor	2,100	67
		1,533
Industrial Conglomerates 2.5%
DCC (EUR)	43,770	997
GE	538,400	17,697
Hutchison Whampoa (HKD)	36,200	343
Orkla (NOK)	14,200	619
Sembcorp (SGD)	313,020	599
Tyco International	169,700	4,377
		24,632
Machinery 2.3%
3-D Systems (1)(2)	1,100	21
Accuride (1)(2)	10,400	118
Actuant, Class A (1)	6,980	385
Cargotec (EUR) (1)(2)	21,540	873
Cascade (1)	3,400	176
Danaher	141,900	8,596
Deere	98,600	7,520
Ebara (JPY) (1)	50,000	309
ESCO Electronics (1)(2)	1,900	97
Fanuc (JPY)	7,000	590
Graco	7,750	323
Harsco	7,100	566
IDEX	3,300	156
Illinois Tool Works	16,100	1,382
Lindsay Manufacturing (1)	9,100	223
RBC Bearings (1)(2)	2,800	55
SKF, Series B (SEK)	32,260	468
Toro	13,700	632
		22,490
Marine 0.1%
Nippon Yusen (JPY)	101,000	657
		657
Road & Rail 1.1%
Arriva (GBP)	50,230	530
Burlington Northern Santa Fe	64,100	5,041
Genesee & Wyoming, Class A (2)	1,200	55
Heartland Express (1)	6,059	140
Knight Transportation	15,675	310
Norfolk Southern	92,300	4,724
Union Pacific	800	71
		10,871
Trading Companies & Distributors 0.2%
Electro Rent (1)(2)	4,300	64
H & E Equipment Services (1)(2)	700	17
Interline Brands (1)(2)	8,500	198
Mitsubishi (JPY)	45,100	1,045
NuCo2 (1)(2)	100	3
Sumitomo (JPY)	40,000	540
Univar (EUR)	9,226	485
		2,352
Transportation Infrastructure 0.0%
Hopewell Holdings (HKD)	103,000	288
Macquarie Infrastructure, Equity Units (AUD)	71,809	186
		474

Total Industrials & Business Services		95,236

INFORMATION TECHNOLOGY 14.3%

Communications Equipment 2.9%
ADTRAN	8,100	223
Belden CDT (1)	9,100	235
Cisco Systems (2)	228,500	4,625
Corning (2)	454,800	11,102
Juniper Networks (2)	91,500	1,683
LM Ericsson (SEK)	88,100	300
Lucent Technologies (1)(2)	652,900	1,828
Nokia (EUR)	84,078	1,563
Nokia ADR	174,800	3,248
Packeteer (1)(2)	2,700	32
QUALCOMM	65,900	3,111
Tekelec (1)(2)	3,800	51
		28,001
Computers & Peripherals 1.0%
Acer (TWD)	40,000	89
Creative Technology (SGD)	9,750	76
Dell (2)	190,500	5,525
EMC (2)	227,700	3,192
Emulex (1)(2)	8,000	142
Hitachi Maxell (JPY)	18,900	307
Synaptics (1)(2)	3,800	89
Toshiba (JPY) (1)	121,000	684
		10,104
Electronic Equipment & Instruments 0.2%
Applied Films (1)(2)	700	13
Cogent (1)(2)	2,300	53
DTS (1)(2)	4,400	81
Global Imaging Systems (1)(2)	6,600	238
Hamamatsu Photonics (JPY) (1)	11,500	325
KEMET (1)(2)	15,100	135
Littelfuse (2)	6,400	184
Mercury Computer Systems (1)(2)	3,800	66
Methode Electronics	9,600	118
MTS Systems	1,800	71
National Instruments	4,500	146
Newport (2)	6,500	115
Orbotech (2)	5,000	119
Plexus (2)	10,600	356
Scansource (1)(2)	1,200	70
		2,090
Internet Software & Services 1.3%
24/7 Media (1)(2)	8,300	73
Digital Insight (1)(2)	5,300	175
Digital River (1)(2)	3,900	147
Digitas (1)(2)	6,700	95
eBay (2)	59,400	2,380
Google, Class A (2)	14,800	5,367
IAC/InterActiveCorp (1)(2)	25,550	747
MatrixOne (1)(2)	13,100	79
Monster Worldwide (2)	8,600	421
WebSideStory (1)(2)	1,600	25
Yahoo! (2)	113,800	3,648
		13,157
IT Services 2.4%
Accenture, Class A	74,900	2,446
Automatic Data Processing	90,500	4,180
BISYS Group (2)	8,400	119
CACI International, Class A (2)	5,500	332
First Data	253,940	11,460
Fiserv (2)	14,400	598
Global Payments	11,400	593
Heartland Payment Systems (1)(2)	2,400	53
Indra Sistemas (EUR)	28,019	558
Iron Mountain (2)	7,325	320
Logica (GBP)	48,654	171
Maximus	7,500	274
MPS Group (2)	20,200	306
Paychex	25,700	1,029
RightNow Technologies (1)(2)	9,400	155
TietoEnator (EUR)	11,900	428
Trans Cosmos (JPY) (1)	8,100	474
		23,496
Office Electronics 0.1%
Canon (JPY)	12,300	772
Neopost (EUR)	3,464	347
		1,119
Semiconductor & Semiconductor Equipment 3.3%
AMIS Holdings (1)(2)	5,300	46
Analog Devices	83,500	3,185
Applied Materials	53,800	987
Atheros Communications (1)(2)	2,500	51
ATMI (1)(2)	2,600	78
Brooks-Pri Automation (1)(2)	8,400	132
Cabot Microelectronics (1)(2)	3,500	119
Credence Systems (1)(2)	11,000	95
Cymer (2)	9,400	423
Cypress Semiconductor (1)(2)	2,200	39
Entegris (1)(2)	29,639	310
Exar (1)(2)	8,500	106
FEI (1)(2)	5,800	116
Intel	264,100	5,440
Lattice Semiconductor (2)	16,500	75
Linear Technology	62,100	2,289
Marvell Technology Group (2)	43,600	2,669
Maxim Integrated Products	123,400	4,824
Microsemi (1)(2)	1,700	52
MKS Instruments (1)(2)	11,900	266
PDF Solutions (1)(2)	7,800	132
Power Integrations (1)(2)	6,400	159
Samsung Electronics (KRW)	900	631
Semtech (2)	13,500	253
Silicon Laboratories (1)(2)	5,300	254
Texas Instruments	195,700	5,842
Tokyo Electron (JPY)	8,800	587
Virage Logic (1)(2)	3,100	34
Xilinx	128,800	3,514
		32,708
Software 3.1%
Adobe Systems	47,800	1,846
Altiris (2)	5,100	101
Blackbaud	926	17
Catapult Communications (1)(2)	3,200	44
FactSet Research Systems (1)	9,350	366
FileNet (1)(2)	11,300	291
Hyperion Solutions (2)	6,300	211
Internet Security Systems (1)(2)	6,900	161
Intuit (2)	29,600	1,438
Jack Henry & Associates (1)	21,500	473
Kronos (2)	7,450	306
Microsoft	768,000	20,659
Motive (1)(2)	6,500	22
NetIQ (1)(2)	10,464	118
Open Solutions (1)(2)	3,200	87
Oracle (2)	233,000	2,894
Progress Software (1)(2)	6,600	193
Quest Software (2)	11,800	172
Red Hat (1)(2)	7,000	188
RSA Security (1)(2)	11,100	163
SPSS (2)	4,100	134
THQ (1)(2)	5,700	137
Trend Micro (JPY) (1)	5,000	153
		30,174

Total Information Technology		140,849

MATERIALS 5.0%

Chemicals 2.3%
Airgas	19,500	710
Arch Chemicals	9,200	260
Asahi Kasei (JPY)	37,000	244
BASF (EUR)	7,485	564
Dow Chemical	71,100	3,059
DSM (EUR)	12,099	503
DuPont	142,061	5,717
Ferro (1)	13,600	273
MacDermid (1)	7,000	206
Material Sciences (2)	5,700	74
Minerals Technologies	5,000	268
Mitsubishi Gas Chemical (JPY)	76,000	887
Mitsui Chemicals (JPY)	32,000	256
Monsanto	50,500	4,236
Potash Corp./Saskatchewan	47,100	4,510
Senomyx (1)(2)	4,500	73
Sumitomo Bakelite (JPY)	24,000	205
Symyx Technologies (1)(2)	3,600	104
Tessenderlo Chemie (EUR)	10,316	363
		22,512
Construction Materials 0.1%
Boral (AUD)	83,145	540
Cemex (MXN)	89,102	553
Holcim (CHF)	4,358	343
		1,436
Containers & Packaging 0.1%
Chesapeake Corp. (1)	5,800	77
DS Smith (GBP)	137,609	429
Smurfit-Stone Container (2)	1,400	18
		524
Metals & Mining 2.1%
Anglo American (GBP)	29,596	1,105
BHP Billiton (AUD)	86,900	1,569
BlueScope Steel (AUD) (1)	127,865	621
Corus Group (GBP)	468,547	592
Gibraltar Industries	4,050	103
Lihir Gold (AUD) (2)	60,540	96
Meridian Gold (1)(2)	13,000	329
Nippon Steel (JPY)	227,000	905
Nucor	63,800	5,490
Phelps Dodge	50,600	6,983
Sims Group (AUD) (1)	49,642	566
SSAB Svenskt Stal, Series A (SEK)	31,384	1,410
ThyssenKrupp (EUR)	16,290	413
		20,182
Paper & Forest Products 0.4%
Buckeye Technologies (1)(2)	14,600	129
International Paper	55,000	1,802
Weyerhaeuser	30,700	2,097
		4,028

Total Materials		48,682

TELECOMMUNICATION SERVICES 1.8%

Diversified Telecommunication Services 0.5%
Premiere Global Services (2)	7,100	58
Telefonica (EUR)	63,773	983
Telenor ASA (NOK)	125,823	1,358
Telus (Non-voting shares)	47,600	1,850
		4,249
Wireless Telecommunication Services 1.3%
America Movil ADR, Series L	87,600	3,042
American Tower Systems, Class A (2)	60,200	1,916
Bouygues (EUR)	17,267	907
China Unicom (HKD)	150,000	128
KDDI (JPY)	121	621
NII Holdings, Class B (2)	700	36
Rogers Communications, Class B	46,700	1,870
SBA Communications (1)(2)	3,100	70
Sprint Nextel	105,300	2,530
Starhub (SGD)	231,000	311
Vodafone ADR	82,700	1,598
		13,029

Total Telecommunication Services		17,278

UTILITIES 1.7%

Electric Utilities 1.0%
Cleco	6,100	137
E.ON AG (EUR)	20,726	2,294
El Paso Electric (2)	5,200	106
Empire District Electronics (1)	800	18
Exelon	45,550	2,601
FirstEnergy	46,719	2,386
Hong Kong Electric (HKD)	32,000	147
Iberdrola (EUR)	23,420	739
TEPCO (JPY)	27,100	732
Unisource Energy (1)	9,200	280
		9,440
Gas Utilities 0.1%
Alinta (AUD) (1)	31,301	258
Southwest Gas (1)	8,000	228
Toho Gas (JPY) (1)	69,000	279
		765
Independent Power Producers & Energy Traders 0.5%
Black Hills	2,900	100
TXU	98,200	5,145
		5,245
Multi-Utilities 0.1%
Centrica (GBP)	153,802	783
United Utilities (GBP)	34,152	409
		1,192
Total Utilities		16,642
Total Common Stocks (Cost $619,937)		830,617
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
ProSieben Sat Media AG (EUR)	12,911	300
		300
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius (EUR)	3,019	484
		484
Total Preferred Stocks (Cost $449)		784
CORPORATE BONDS 1.9%
ABN AMRO, 7.125%, 6/18/07	150,000	154
ACE INA Holdings, 5.875%, 6/15/14	100,000	102
Alabama Power, 4.58%, 8/25/09 (4)	175,000	176
Alcan Aluminum, 5.00%, 6/1/15	180,000	173
Allstate Financial Global Funding, 5.25%, 2/1/07 (3)	85,000	85
Amerada Hess, 7.875%, 10/1/29	65,000	80
America Movil, 6.375%, 3/1/35	100,000	101
American General Finance, 5.40%, 12/1/15	180,000	178
Amgen, 4.00%, 11/18/09	140,000	135
Archstone-Smith Operating Trust, 5.25%, 5/1/15	115,000	113
AT&T Broadband, 8.375%, 3/15/13	125,000	143
AT&T Wireless, 8.75%, 3/1/31	95,000	127
Atmos Energy, 4.00%, 10/15/09	120,000	114
Baker Hughes, 6.875%, 1/15/29	110,000	129
Bank of America, 4.875%, 9/15/12	190,000	187
Bank of America Capital Trust, 5.625%, 3/8/35	125,000	123
Bank One, 5.25%, 1/30/13	155,000	155
BB&T, 6.50%, 8/1/11	220,000	233
BHP Finance, 4.80%, 4/15/13	215,000	211
Black Hills, 6.50%, 5/15/13	90,000	91
Boardwalk Pipelines, 5.50%, 2/1/17	30,000	30
Bunge Limited Finance, 4.375%, 12/15/08	115,000	112
Canadian National Railway, 6.25%, 8/1/34	130,000	143
Capital One Bank, 6.50%, 6/13/13	200,000	211
CE Electric UK Funding, 6.995%, 12/30/07 (3)	90,000	91
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	175,000	168
Centerpoint Energy, 7.25%, 9/1/10	75,000	80
Centex, 5.45%, 8/15/12	130,000	127
Cisco Systems, 5.25%, 2/22/11	155,000	155
CIT Group, 5.00%, 2/1/15	185,000	178
Citigroup, 5.00%, 9/15/14	200,000	196
Citigroup, 5.30%, 1/7/16	150,000	150
Comcast, 4.95%, 6/15/16	90,000	84
Comcast, 6.50%, 11/15/35	80,000	81
ConocoPhillips, 5.90%, 10/15/32	130,000	139
Countrywide Home Loans, 4.125%, 9/15/09	165,000	158
Cox Communications, 7.75%, 11/1/10	170,000	183
D.R. Horton, 4.875%, 1/15/10	145,000	140
DaimlerChrysler, 6.50%, 11/15/13	125,000	129
Developers Diversified Realty, 3.875%, 1/30/09	85,000	81
Devon Financing, 6.875%, 9/30/11	170,000	183
Diamond Offshore Drilling, 4.875%, 7/1/15	85,000	82
Diamond Offshore Drilling, 5.15%, 9/1/14	65,000	64
Dow Chemical, 6.125%, 2/1/11	70,000	73
Duke Capital, 4.302%, 5/18/06	55,000	55
Duke Capital, 6.25%, 2/15/13	90,000	94
El Paso Electric, 6.00%, 5/15/35	145,000	144
Encana Holdings Finance, 5.80%, 5/1/14	125,000	129
Enterprise Products Operations, 4.95%, 6/1/10	200,000	196
ERAC USA Finance, 5.60%, 5/1/15 (3)	305,000	301
Exelon Generation, 5.35%, 1/15/14	165,000	163
First Union, 6.40%, 4/1/08	40,000	41
FirstEnergy, 6.45%, 11/15/11	130,000	136
Ford Motor Credit, 5.70%, 11/16/06 (4)	60,000	59
Ford Motor Credit, 5.80%, 1/12/09	245,000	221
Fortune Brands, 5.125%, 1/15/11	95,000	94
Franklin Resources, 3.70%, 4/15/08	30,000	29
Fund American Companies, 5.875%, 5/15/13	115,000	115
Genentech, 4.75%, 7/15/15	100,000	97
General Electric Capital, 6.00%, 6/15/12	320,000	333
Genworth Financial, 5.75%, 6/15/14	115,000	118
Goldman Sachs Capital I, 6.345%, 2/15/34	240,000	251
GTECH Holdings, 4.50%, 12/1/09	155,000	153
Halliburton, 5.50%, 10/15/10	190,000	192
Harrah's Operating, 5.50%, 7/1/10	135,000	134
Hartford Financial Services, 4.75%, 3/1/14	170,000	164
HBOS, 6.00%, 11/1/33 (3)	100,000	105
Highmark, 6.80%, 8/15/13 (3)	90,000	95
HSBC Finance, 5.00%, 6/30/15	150,000	145
Huntington National Bank, 4.375%, 1/15/10	120,000	116
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	725,000	543
International Lease Finance, 5.125%, 11/1/10	55,000	55
International Lease Finance, 6.375%, 3/15/09	50,000	52
International Speedway, 4.20%, 4/15/09	55,000	53
iStar Financial, 5.125%, 4/1/11	120,000	118
Jefferies Group, 6.25%, 1/15/36	115,000	115
John Deere Capital, 7.00%, 3/15/12	90,000	98
Kinder Morgan Finance, 5.70%, 1/5/16 (3)	150,000	150
Kraft Foods, 5.625%, 11/1/11	110,000	111
Kroger, 8.05%, 2/1/10	120,000	130
Legg Mason, 6.75%, 7/2/08	65,000	67
Lehman Brothers Holdings, 3.50%, 8/7/08	170,000	164
Lennar, 5.60%, 5/31/15	175,000	168
MBNA America Bank, 4.625%, 8/3/09	125,000	124
McCormick , 5.20%, 12/15/15	135,000	134
MDC Holdings, 5.50%, 5/15/13	160,000	151
Medtronic, 4.75%, 9/15/15	185,000	178
Merrill Lynch, 4.25%, 2/8/10	140,000	135
MetLife, 6.125%, 12/1/11	120,000	125
National Gas, 6.05%, 1/15/36 (3)	100,000	99
Nationwide Financial Services, 5.90%, 7/1/12	115,000	118
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	65,000	66
Newmont Mining, 5.875%, 4/1/35	70,000	69
News America, 6.20%, 12/15/34	65,000	64
News America, 6.40%, 12/15/35 (3)	155,000	157
Nextel Communications, 6.875%, 10/31/13	95,000	99
NLV Financial, 7.50%, 8/15/33 (3)	70,000	78
Noranda, 6.20%, 6/15/35	75,000	73
Norfolk Southern, 6.00%, 4/30/08	190,000	193
Northern Trust, 4.60%, 2/1/13	50,000	49
NVR, 5.00%, 6/15/10	55,000	53
Oracle, 5.00%, 1/15/11 (3)	170,000	167
Pacific Gas & Electric, 6.05%, 3/1/34	95,000	98
Panhandle Eastern Pipeline, 4.80%, 8/15/08	45,000	44
Pemex Project Funding Master Trust, 5.791%, 6/15/10 (3)(4)	120,000	124
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (3)	160,000	166
Petro Canada, 5.95%, 5/15/35	120,000	122
Pinnacle West Capital, 6.40%, 4/1/06	75,000	75
PPL Capital Funding, 4.33%, 3/1/09	120,000	116
Praxair, 2.75%, 6/15/08	100,000	95
Principal Life Global Funding, 5.125%, 10/15/13 (3)	110,000	109
Procter & Gamble, 4.95%, 8/15/14	200,000	198
Progress Energy, 6.75%, 3/1/06	70,000	70
Public Service of New Mexico, 4.40%, 9/15/08	95,000	93
Pulte Homes, 7.875%, 8/1/11	90,000	98
Residential Capital, 6.125%, 11/21/08	95,000	95
Rogers Cable, 5.50%, 3/15/14	100,000	95
SBC Communications, 5.10%, 9/15/14	115,000	112
SBC Communications, 5.30%, 11/15/10	100,000	100
Sealed Air, 5.375%, 4/15/08 (3)	90,000	90
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	45,000	52
Simon Property Group, 3.75%, 1/30/09	110,000	105
SLM Corporation, 4.58%, 4/1/09 (4)	90,000	88
SLM Corporation, 4.823%, 1/26/09 (4)	125,000	125
Sprint Capital, 6.875%, 11/15/28	200,000	219
Target, 4.00%, 6/15/13	180,000	168
Telecom Italia Capital, 5.25%, 11/15/13	105,000	101
Telefonica Europe, 7.75%, 9/15/10	145,000	157
Telefonos de Mexico, 5.50%, 1/27/15	80,000	79
Telus, 8.00%, 6/1/11	160,000	178
Teva Pharmaceutical ADR, 5.55%, 2/1/16	70,000	69
Time Warner Entertainment, 7.25%, 9/1/08	140,000	146
Time Warner Entertainment, 8.375%, 3/15/23	80,000	94
Transamerica Capital, 7.65%, 12/1/26 (3)	55,000	63
Transatlantic Holdings, 5.75%, 12/14/15	125,000	125
Transocean, 7.50%, 4/15/31	65,000	81
Tyco International, 6.375%, 10/15/11	180,000	187
U.S. Bancorp, 4.50%, 7/29/10	175,000	171
United Health Group, 5.25%, 3/15/11	125,000	125
United Technologies, 5.40%, 5/1/35	110,000	110
Valero Energy, 3.50%, 4/1/09	120,000	114
Verizon Global Funding, 7.75%, 12/1/30	85,000	99
Virginia Electric & Power, 6.00%, 1/15/36	145,000	145
Wachovia, 5.50%, 8/1/35	75,000	74
Wal-Mart, 5.25%, 9/1/35	140,000	135
Webster Financial, 5.125%, 4/15/14	115,000	112
Wellpoint, 5.00%, 1/15/11	95,000	94
Wells Fargo, 4.564%, 3/23/07 (4)	140,000	140
Westar Energy, 5.10%, 7/15/20	70,000	66
WM Wrigley, 4.65%, 7/15/15	50,000	48
WPD Holdings, 6.875%, 12/15/07 (3)	65,000	66
Yum! Brands, 7.70%, 7/1/12	175,000	194
Total Corporate Bonds (Cost $19,259)		19,114

ASSET-BACKED SECURITIES 0.4%
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	210,000	210
Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8
4.70%, 8/15/14 (4)	625,000	627
Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7
4.70%, 6/15/15	325,000	319
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	22,313	22

Chase Issuance Trust
Series 2005-A7, Class A7
4.55%, 3/15/13	350,000	343

Chase Manhattan Auto Owner Trust
Series 2003-A, Class A4
2.06%, 12/15/09	160,230	156

Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2
4.831%, 8/25/35 (4)	425,000	418

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	225,000	221

MBNA Credit Card Master Note Trust
Series 2005-A6, Class A6
4.50%, 1/15/13	160,000	157

New Century Home Equity Loan Trust
Series 2005-A, Class A6
4.954%, 8/25/35 (4)	350,000	336

New Century Home Equity Loan Trust
Series 2005-A, Class M2
5.344%, 8/25/35 (4)	130,000	126

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	275,000	291

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	150,000	163

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	175,000	179

WFS Financial Owner Trust
Series 2004-1, Class A4
2.81%, 8/22/11	210,000	205

Total Asset-Backed Securities (Cost $3,832)		3,773
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.9%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	400,000	385

Banc of America Commercial Mortgage
Series 2004-6, Class A1, CMO
3.801%, 12/10/42	48,789	48

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO
4.264%, 1/25/34 (4)	258,081	252

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO
4.119%, 2/25/34 (4)	145,030	142

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO
4.199%, 5/25/34 (4)	93,053	91

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO
4.765%, 9/25/34 (4)	84,362	83

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO
4.936%, 10/25/34 (4)	94,897	93

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO
5.111%, 11/25/35 (4)	383,300	380

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO
3.688%, 11/11/41	33,944	33

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	575,000	558

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	540,676	540

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	225,000	215

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	300,000	292
Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	178,095	174

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	313,278	312

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	262,772	256

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1
4.70%, 8/27/35 (4)	515,000	505

Citigroup/Deutsche Bank Commerical Mortgage
Series 2005-C1, Class AJ, CMO
5.224%, 9/15/20	275,000	273

Commercial Mortgage
Series 2005-LP5, Class A1, PTC, CMO
4.235%, 5/10/43	173,597	171

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	200,000	211

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 3/15/11	225,000	237

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	343,307	343

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	275,000	292

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	178,462	174

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42 (4)	85,000	82

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	172,936	175

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	260,000	270
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO
4.824%, 10/15/42 (4)	475,000	463
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	510,649	495
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	300,000	284
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO
4.567%, 5/15/29 (4)	275,000	270
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	200,000	193
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	500,000	496
Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO
4.229%, 3/25/34 (4)	116,465	113
Total Non-U.S. Government Mortgage-Backed Securities (Cost $9,113)		8,901

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 3.6%
U.S. Government Agency Obligations 3.3%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 9/1/35	2,373,945	2,253
5.00%, 12/1/08 - 11/1/35	1,701,380	1,662
5.50%, 3/1/18 - 12/1/33	1,219,973	1,224
6.00%, 10/1/16 - 9/1/34	1,479,791	1,498
6.50%, 3/1 - 9/1/32	993,201	1,020
7.00%, 11/1/30 - 6/1/32	30,921	32
Federal Home Loan Mortgage, ARM
4.538%, 9/1/32	32,595	32
4.546%, 9/1/35	274,270	264
4.717%, 8/1/35	220,177	214
5.055%, 11/1/35	154,236	152
5.428%, 1/1/36	78,000	77
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	600,000	581
5.00%, 10/15 - 11/15/27	600,000	589
5.50%, 4/15/28	475,000	468
Federal Home Loan Mortgage, CMO, IO
4.50%, 7/15/11-5/15/16	578,000	46
Federal National Mortgage Assn.
4.50%, 5/1/18 - 4/1/35	2,037,170	1,963
5.00%, 5/1 - 9/1/19	951,154	938
5.50%, 1/1/17 - 12/1/34	8,314,752	8,277
6.00%, 9/19/19 - 1/1/36	7,384,317	7,472
6.50%, 5/1/17 - 12/1/32	583,164	599
Federal National Mortgage Assn., ARM
4.685%, 9/1/35	267,591	260
5.319%, 12/1/35	130,864	130
5.376%, 12/1/35	162,958	162
5.537%, 12/1/35	254,747	255
5.695%, 12/1/35	83,100	83
5.707%, 1/1/36	672,550	676
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	175,000	170
5.00%, 3/25/15	350,000	346
5.50%, 5/25/27	439,536	440
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	49,958	4
6.50%, 2/1/32	36,015	8
Federal National Mortgage Assn., TBA, 5.50%, 1/1/34	350,000	347
		32,242
U.S. Government Obligations 0.3%
Government National Mortgage Assn.
4.50%, 2/20/35	63,516	61
5.00%, 7/15 - 10/20/33	2,057,122	2,030
5.50%, 7/15/33	343,954	345
6.00%, 5/15/26 - 1/20/35	84,272	86
6.50%, 3/15/26 - 9/20/34	59,187	62
7.00%, 3/15/13 - 2/15/30	53,471	56
7.50%, 10/15/22	1,649	2
8.00%, 1/15/22 - 10/20/25	44,052	47
Government National Mortgage Assn., CMO, 2.946%, 3/16/19	145,000	138
Government National Mortgage Assn., TBA, 6.00%, 1/1/33	228,000	232
		3,059

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $36,030)		35,301

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 3.8%
U.S. Government Agency Obligations 0.6%
Federal Home Loan Bank, 5.75%, 5/15/12	555,000	578
Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)	470,000	569
Federal Home Loan Mortgage, 5.00%, 7/15/14	450,000	453
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	1,265,000	1,218
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	250,000	242
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	1,435,000	1,502
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	1,220,000	1,321
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	240,000	312
		6,195
U.S. Treasury Obligations 3.2%
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	1,100,000	1,225
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	100,000	111
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	950,000	1,110
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	120,000	142
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	210,000	258
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	955,000	1,183
U.S. Treasury Bonds, 7.625%, 2/15/25 (1)	170,000	232
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	1,095,000	1,516
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25 (1)	480,332	510
U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10	1,148,062	1,100
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	804,034	805
U.S. Treasury Inflation-Indexed Notes, 3.375%, 1/15/07 (1)	428,604	436
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08 (1)	213,210	221
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	860,000	832
U.S. Treasury Notes, 3.375%, 12/15/08 (1)	2,545,000	2,460
U.S. Treasury Notes, 3.50%, 2/15/10 (1)	1,025,000	983
U.S. Treasury Notes, 4.00%, 2/15/14 (1)	630,000	604
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	1,290,000	1,259
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	135,000	131
U.S. Treasury Notes, 4.375%, 1/31/08 (1)	2,300,000	2,287
U.S. Treasury Notes, 4.75%, 5/15/14 (1)	1,880,000	1,896
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	730,000	740
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	5,010,000	5,104
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	6,030,000	6,301
		31,446

Total U.S. Government Agency Obligations (Excluding Mortgage- Backed)
(Cost $37,815)		37,641

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.4%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	240,000	184
Bundesrepublic, 3.25%, 4/9/10 (EUR)	1,025,000	1,223
Bundesrepublic, 5.00%, 1/4/12 (EUR)	215,000	279
European Investment Bank, 5.75%, 9/15/09 (AUD)	860,000	642
Government of Canada, 5.25%, 6/1/12 (CAD)	1,335,000	1,246
Republic of South Africa, 6.50%, 6/2/14 (1)	145,000	157
United Mexican States, 6.375%, 1/16/13	95,000	100
Total Foreign Government Obligations & Municipalities (Cost $3,649)		3,831
MUNICIPAL SECURITIES 0.1%
California 0.0%
California, GO, 5.25%, 4/1/34	55,000	59
California Public Works Board, 5.00%, 1/1/21	150,000	159
		218
District of Columbia 0.0%
District of Columbia, GO, 5.00%, 6/1/16 (5)	165,000	177
		177
Georgia 0.1%
Atlanta Airport, 5.00%, 1/1/33 (6)	250,000	261
		261
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	75,000	77
		77
Nevada 0.0%
Clark County School Dist., GO, 5.00%, 6/15/18 (5)	120,000	129
		129
Oregon 0.0%
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	40,000	43
		43
Total Municipal Securities (Cost $891)		905
BOND MUTUAL FUNDS 1.5%
T. Rowe Price Institutional High Yield Fund, 7.37% (7)(8)	1,397,602	14,256
Total Bond Mutual Funds (Cost $14,469)		14,256
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Reserve Investment Fund, 4.58% (8)(9)	23,026,740	23,027
Total Short-Term Investments (Cost $23,027)		23,027
SECURITIES LENDING COLLATERAL 10.2%
Money Market Pooled Account 1.5%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.539% (9)	14,987,804	14,988
		14,988
Money Market Trust 8.7%
State Street Bank and Trust Company of New Hampshire N.A. Securities Lending
Quality Trust units, 4.501% (9)	85,026,696	85,026
		85,026
Total Securities Lending Collateral (Cost $100,014)		100,014
Total Investments in Securities
109.9% of Net Assets (Cost $868,485)	$ 1,078,164

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at February 28, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,640 and represents 0.3% of net assets.
(4)	Variable Rate; rate shown is effective rate at period-end
(5)	Insured by MBIA Insurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC Yield
(8)	Affiliated company - see Note 4
(9)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest-Only security for which the fund receives interest on notional principal (par)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $579 (0.1% of net assets) at period end; see Note 2
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2006, the value of loaned securities was $96,408,000; aggregate collateral consisted of $100,014,00 in money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $868,485,000. Net unrealized gain aggregated $209,680,000 at period-end, of which $222,279,000 related to appreciated investments and $12,599,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $569,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $23,027,000 and $21,780,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Growth Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2006, purchases and sales of High Yield Fund were $7,461,000 and $210,000, respectively. Investment income during the period was $506,000. At February 28, 2006 and May 31, 2005, the value of shares of High Yield Fund held were $14,256,000 and $7,211,000, respectively.

For the period ended February 28, 2006, total realized loss on all affiliated companies was $10,000.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
Unaudited		February 28, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)
COMMON STOCKS 45.4%

CONSUMER DISCRETIONARY 5.5%

Auto Components 0.1%
Autoliv GDR (SEK)	5,900	317
GKN (GBP)	17,708	105
Keystone Automotive (1)(2)	1,300	57
Koito Manufacturing (JPY) (1)	11,000	137
Strattec Security (2)	500	20
TRW (2)	1,600	41
		677
Automobiles 0.2%
Bayerische Motoren Werke (EUR)	5,100	245
Honda (JPY)	3,700	219
Toyota Motor (JPY)	10,200	546
Winnebago (1)	200	6
		1,016
Distributors 0.0%
Pacific Brands (AUD) (1)	37,316	63
		63
Diversified Consumer Services 0.1%
Apollo Group, Class A (2)	3,000	148
Corinthian Colleges (1)(2)	3,800	49
Education Management (2)	700	27
Matthews International, Class A (1)	3,100	115
		339
Hotels, Restaurants & Leisure 1.1%
Applebee's	1,875	43
BJ's Restaurants (1)(2)	1,700	43
Carnival	23,300	1,204
CEC Entertainment (1)(2)	950	31
Harrah's Entertainment	8,300	597
International Game Technology	21,300	762
Marriott, Class A	7,500	513
McDonald's	9,000	314
Mitchells & Butlers (GBP)	13,508	94
Panera Bread, Class A (1)(2)	1,200	85
PF Chang's China Bistro (1)(2)	800	39
Red Robin Gourmet Burgers (1)(2)	1,700	68
Ruby Tuesday (1)	800	23
Sonic (2)	2,787	88
Starwood Hotels & Resorts Worldwide, Equity Units	11,300	718
Texas Roadhouse, Class A (1)(2)	400	6
The Cheesecake Factory (2)	2,750	99
Wynn Resorts (1)(2)	14,100	937
		5,664
Household Durables 0.7%
Alpine Electronics (JPY)	3,400	47
Fortune Brands	2,700	209
Garmin (1)	7,700	530
Goldcrest Company (JPY)	1,500	118
Harman International	5,800	640
Jarden (1)(2)	2,750	83
Newell Rubbermaid (1)	52,600	1,308
Persimmon (GBP)	7,735	189
Philips Electronics (EUR)	3,455	112
Sony (JPY) (1)	6,500	303
		3,539
Internet & Catalog Retail 0.0%
Amazon.com (2)	2,600	98
J. Jill Group (1)(2)	1,700	40
priceline.com (2)	1,300	32
		170
Leisure Equipment & Products 0.1%
Brunswick	2,500	98
MarineMax (1)(2)	1,500	46
Nikon (JPY)	6,000	102
Polaris Industries (1)	200	10
SCP Pool (1)	1,768	77
		333
Media 1.4%
Aegis Group (GBP)	60,069	139
Comcast, Special Class A (2)	39,011	1,047
Disney	55,200	1,545
Emmis Communications (2)	1,300	21
Entercom Communications (2)	900	25
Grupo Televisa ADR	2,100	165
McGraw-Hill	8,000	425
New York Times, Class A (1)	32,900	929
Omnicom	4,800	383
Publicis (EUR)	5,722	218
Scholastic (2)	2,900	85
Scripps, Class A	9,900	476
Singapore Press (SGD)	19,500	53
Television Broadcasts (HKD)	7,000	39
Time Warner	45,200	782
Viacom, Class B (2)	15,514	620
Vivendi Universal (EUR)	6,941	209
WPP Group (GBP)	10,708	124
WPP Group ADR (1)	1,600	93
Young Broadcasting (1)(2)	800	3
		7,381
Multiline Retail 0.7%
Big Lots (2)	1,600	20
Kohl's (2)	24,300	1,169
Lotte Shopping GDR (2)(3)	4,500	95
Marui (JPY)	3,200	60
Nordstrom	28,700	1,091
Target	24,000	1,306
		3,741
Specialty Retail 1.0%
AC Moore Arts & Crafts (1)(2)	600	11
AnnTaylor Stores (2)	4,300	156
Aoyama Trading (JPY)	1,400	43
Best Buy	9,175	494
Christopher & Banks	1,525	34
DSG International (GBP)	35,556	107
DSW, Class A (1)(2)	1,100	31
Esprit Holdings (HKD)	11,500	88
Gymboree (1)(2)	1,300	30
Home Depot	68,000	2,866
Hot Topic (1)(2)	3,200	42
Monro Muffler Brake (1)	1,700	62
Pantry (1)(2)	1,200	71
Petco (1)(2)	2,900	56
RadioShack	54,200	1,060
Select Comfort (1)(2)	1,500	55
The Finish Line, Class A	900	15
Zumiez (1)(2)	600	32
		5,253
Textiles, Apparel, & Luxury Goods 0.1%
Adidas-Salomon (EUR)	914	179
Columbia Sportswear (1)(2)	1,400	70
Culp (1)(2)	700	3
Safilo (EUR) (2)	17,446	98
Under Armour (1)(2)	500	14
Warnaco Group (1)(2)	3,900	91
		455

Total Consumer Discretionary		28,631

CONSUMER STAPLES 3.0%

Beverages 0.7%
Asahi Breweries (JPY) (1)	6,800	92
Cia Cervecerias Unidas ADR	3,300	90
Coca-Cola	45,000	1,889
Diageo (GBP)	15,962	245
Kirin Brewery ADR (1)	12,000	158
Lion Nathan (NZD)	11,415	68
PepsiCo	17,820	1,053
		3,595
Food & Staples Retailing 1.0%
Casey's General Stores	3,600	94
Casino Guichard-Perrachon (EUR)	1,835	114
Coles Myer (AUD) (1)	14,925	109
CVS	73,200	2,074
Matsumotokiyoshi (JPY) (1)	2,300	63
METRO (EUR)	5,487	292
Organizacion Soriana, Series B (MXN) (2)	12,600	56
Performance Food Group (1)(2)	2,600	76
Sysco	16,600	500
Tesco (GBP)	23,237	138
Wal-Mart	34,000	1,542
Wal-Mart de Mexico, Series V (MXN)	43,400	124
Wild Oats Markets (1)(2)	1,800	32
York-Benimaru (JPY) (1)	2,100	70
		5,284
Food Products 0.4%
Associated British Foods (GBP)	8,194	126
General Mills	26,120	1,286
Goodman Fielder (AUD) (2)	32,300	55
Koninklijke Wessanen GDS (EUR)	5,866	92
Nestle (CHF)	1,241	365
RHM (GBP)	22,000	109
Seneca Foods, Class A (2)	300	6
Seneca Foods, Class B (1)(2)	200	4
Unilever (GBP)	10,829	112
		2,155
Household Products 0.6%
Colgate-Palmolive	20,900	1,139
Procter & Gamble	26,645	1,597
		2,736
Personal Products 0.0%
Chattem (1)(2)	400	15
L'Oreal (EUR)	561	50
		65
Tobacco 0.3%
Altria Group	22,650	1,629
		1,629

Total Consumer Staples		15,464

ENERGY 3.3%

Energy Equipment & Services 1.5%
Baker Hughes	39,000	2,651
FMC Technologies (2)	3,600	169
Grant Prideco (2)	6,700	271
Hanover Compressor (1)(2)	3,500	53
Hydril (2)	800	54
Input/Output (1)(2)	1,800	14
Key Energy Services (1)(2)	700	10
Lone Star Technologies (1)(2)	900	45
Saipem (EUR)	5,201	110
Schlumberger	18,400	2,116
Seacor Holdings (1)(2)	1,900	139
Smith International	31,700	1,228
Superior Well Services (1)(2)	200	5
Transocean (2)	7,600	564
Union Drilling (1)(2)	800	10
W-H Energy Services (1)(2)	1,100	43
		7,482
Oil, Gas & Consumable Fuels 1.8%
Bill Barrett (1)(2)	3,000	99
BP (GBP)	25,338	280
BP ADR	22,202	1,475
Chevron	23,492	1,327
China Shenhua Energy (HKD) (2)	66,500	100
Eni S.p.A. (EUR)	13,926	398
ExxonMobil	36,530	2,169
Forest Oil (2)	3,350	166
Foundation Coal Holdings	1,200	48
Marathon Oil	13,000	918
Murphy Oil	7,000	328
Nippon Mining (JPY)	9,500	71
Noble Energy	500	21
Oil Search (AUD)	29,205	79
Petroleo Brasileiro ADR (1 ADR represents 1 preference share)	3,300	264
Royal Dutch Shell, Series B (GBP)	9,875	311
Royal Dutch Shell ADR, Class B (1)	2,927	184
Statoil ASA (NOK)	14,218	363
Total (EUR)	1,011	254
Total ADR (1)	4,300	542
		9,397

Total Energy		16,879

FINANCIALS 10.0%

Capital Markets 3.0%
Affiliated Managers Group (1)(2)	1,200	118
Ameriprise Financial	28,920	1,315
Charles Schwab	49,900	809
E*TRADE Financial (2)	31,600	808
Franklin Resources	14,300	1,468
Goldman Sachs	7,600	1,074
Investors Financial Services (1)	1,700	77
Legg Mason	11,450	1,495
Macquarie Bank (AUD)	3,881	184
Mellon Financial	35,600	1,285
Merrill Lynch	18,000	1,390
Morgan Stanley	1,200	72
Northern Trust	18,000	949
Piper Jaffray (1)(2)	1,900	94
State Street	32,400	2,024
TD Ameritrade Holding	33,200	723
UBS (CHF)	13,389	1,420
		15,305
Commercial Banks 2.0%
ABN AMRO (EUR)	6,751	197
Allied Irish Banks (EUR)	3,847	92
Australia & New Zealand Banking (AUD)	19,619	373
Banca Intesa (EUR)	26,953	159
Banco Santander Central Hispano (EUR)	19,288	281
Bank of America	17,900	821
Bank of Fukuoka (JPY) (1)	17,000	143
Barclays (GBP)	51,622	605
BNP Paribas (EUR)	4,438	411
Boston Private Financial	1,500	46
Cascade Bancorp (1)	1,600	42
Chittenden	4,400	127
Citizens Banking (1)	3,600	95
DBS Group (SGD)	27,978	282
Dexia (EUR)	4,305	107
EFG International (CHF) (2)	4,664	129
Fifth Third Bancorp	11,300	437
Glacier Bancorp (1)	2,407	76
Grupo Financiero Banorte (MXN)	107,332	262
HBOS (GBP)	16,040	299
Mitsubishi UFJ Financial (JPY)	40	612
NORDEA (SEK)	28,572	323
Pinnacle Financial Partners (1)(2)	800	21
Placer Sierra Bancshares	300	8
Preferred Bank (1)	200	10
Prosperity Bancshares (1)	2,100	60
Provident Bankshares	2,000	73
Royal Bank of Scotland (GBP)	19,537	654
S-E-Banken (SEK)	8,162	180
Sandy Spring Bancorp (1)	1,400	50
Signature Bank (1)(2)	1,200	39
Societe Generale (EUR)	1,247	177
Sumitomo Trust & Banking (JPY)	47,000	474
Svenska Handelsbanken, Series A (SEK)	10,391	270
Texas Capital Bancshares (1)(2)	1,400	30
The Bank of Yokohama (JPY)	32,000	258
U.S. Bancorp	18,500	572
UniCredito Italiano (EUR)	47,038	342
Valley National Bancorp (1)	3,195	77
Wells Fargo	13,300	854
WestAmerica (1)	2,400	130
Westpac Bank (AUD)	15,033	262
		10,460
Consumer Finance 0.7%
American Express	43,400	2,338
SLM Corporation	21,400	1,207
		3,545
Diversified Financial Services 0.8%
Aktiv Kapital (NOK)	7,900	130
Babcock & Brown (AUD) (1)	13,234	169
Banca Italease (EUR) (2)	4,555	172
Chicago Mercantile Exchange Holdings	300	128
Citigroup	48,690	2,258
ING Groep GDS (EUR)	6,456	243
JP Morgan Chase	30,368	1,249
Ricoh Leasing (JPY) (1)	2,700	75
		4,424
Insurance 2.7%
AFLAC	4,300	199
American International Group	59,017	3,916
Aspen Insurance Holdings (1)	2,800	65
Assured Guaranty	4,200	111
Aviva (GBP)	11,694	162
AXA (EUR)	10,943	387
Bristol West Holdings (1)	2,100	39
CNP Assurances (EUR)	1,982	190
Friends Provident (GBP)	46,099	167
Genworth Financial, Class A	25,400	808
Hartford Financial Services	11,600	956
Horace Mann Educators	2,800	52
Infinity Property & Casualty (1)	2,100	83
Insurance Australia (AUD) (1)	39,440	157
Markel (1)(2)	250	82
Marsh & McLennan	113,400	3,505
Mitsui Sumitomo Insurance (JPY)	12,000	158
National Financial Partners (1)	700	41
Ohio Casualty	5,400	165
PartnerRe (1)	1,100	67
Prudential Financial	4,400	339
QBE Insurance (AUD) (1)	10,239	157
SAFECO	17,900	922
Selective Insurance (1)	900	49
St. Paul Travelers Companies	22,800	980
Toro Assicurazioni (EUR)	9,301	194
Unipol (EUR) (1)	24,807	78
W. R. Berkley	87	5
		14,034
Real Estate 0.5%
Arden Realty, REIT	1,500	68
China Overseas Land & Investment (HKD)	296,000	160
EastGroup Properties, REIT	1,800	83
Equity Lifestyle Properties, REIT	600	29
Essex Property Trust, REIT	200	20
Federal Realty Investment Trust, REIT	9,400	655
Glenborough Realty Trust, REIT (1)	1,300	25
GPT Group, Equity Units (AUD) (1)	54,241	167
LaSalle Hotel Properties, REIT	1,000	40
Mirvac Group (AUD)	13,474	42
Parkway Properties, REIT (1)	800	35
PS Business Parks, REIT	800	42
Reckson Associates Realty, REIT	471	19
Simon Property Group, REIT	11,568	960
Washington SBI, REIT (1)	2,000	67
Wheelock (HKD)	29,000	52
		2,464
Thrifts & Mortgage Finance 0.3%
Bradford Bingley (GBP)	23,794	195
Fannie Mae	14,200	777
First Niagara Financial (1)	3,700	52
Harbor Florida Bancshares (1)	2,800	107
Hypo Real Estate Holding (EUR)	4,858	319
Newalliance Bancshares (1)	5,800	82
Triad Guaranty (1)(2)	600	27
		1,559

Total Financials		51,791

HEALTH CARE 6.1%

Biotechnology 1.0%
Abgenix (1)(2)	100	2
Alexion Pharmaceutical (2)	700	26
Alkermes (1)(2)	1,900	48
Amgen (2)	23,500	1,774
Amylin Pharmaceuticals (1)(2)	1,400	61
Anadys Pharmaceuticals (1)(2)	1,100	14
Cephalon (1)(2)	781	62
CSL Limited (AUD) (1)	2,279	89
Cubist Pharmaceuticals (1)(2)	2,000	44
CV Therapeutics (1)(2)	200	5
Cytogen (1)(2)	600	2
Cytokinetics (1)(2)	1,200	9
deCode genetics (1)(2)	900	8
Exelixis (1)(2)	1,900	21
Genentech (2)	13,800	1,183
Gilead Sciences (2)	21,100	1,314
Incyte Genomics (1)(2)	2,500	15
InterMune (1)(2)	2,400	46
Martek Biosciences (1)(2)	1,400	48
Memory Pharmaceuticals (1)(2)	1,000	2
Myogen (1)(2)	700	27
Myriad Genetics (1)(2)	2,200	56
Nektar Therapeutics (1)(2)	400	8
Neurocrine Biosciences (1)(2)	1,000	66
NPS Pharmaceuticals (1)(2)	600	9
ONYX Pharmaceuticals (1)(2)	400	11
Rigel Pharmaceuticals (1)(2)	1,400	13
Tercica (1)(2)	1,000	8
Theravance (2)	400	11
Trimeris (1)(2)	1,400	18
Vertex Pharmaceuticals (1)(2)	3,296	143
		5,143
Health Care Equipment & Supplies 1.1%
Alcon	1,300	150
American Medical Systems (2)	400	9
Analogic (1)	900	48
Baxter International	31,400	1,188
Boston Scientific (2)	35,500	867
DJ Orthopedics (1)(2)	1,400	49
Edwards Lifesciences (2)	1,200	50
Elekta, Series B (SEK)	7,183	106
Greatbatch (1)(2)	1,500	33
Integra LifeSciences (1)(2)	2,700	107
Medtronic	24,500	1,322
NuVasive (1)(2)	900	17
ResMed (1)(2)	4,900	199
St. Jude Medical (2)	15,000	684
Steris	2,100	52
Stryker	11,900	550
Thoratec (1)(2)	2,000	40
Wright Medical Group (1)(2)	2,600	50
		5,521
Health Care Providers & Services 1.9%
Aetna	6,000	306
Alliance UniChem (GBP)	6,244	96
AMERIGROUP (2)	1,500	32
AmerisourceBergen	24,600	1,131
Cardinal Health	7,300	530
Caremark RX (2)	22,400	1,114
Celesio (EUR)	1,519	141
Healthspring (2)	1,100	26
Henry Schein (2)	2,500	117
Humana (2)	3,500	181
Lifeline Systems (1)(2)	1,600	76
LifePoint Hospitals (2)	2,300	72
Odyssey Healthcare (1)(2)	500	9
Quest Diagnostics	14,700	777
Sunrise Senior Living (1)(2)	5,700	202
Symbion (1)(2)	1,900	45
United Surgical Partners International (1)(2)	3,500	123
UnitedHealth Group	62,000	3,610
VistaCare, Class A (1)(2)	1,000	14
WellPoint (2)	17,500	1,344
		9,946
Pharmaceuticals 2.1%
Astellas Pharma (JPY)	2,200	85
Atherogenics (1)(2)	2,200	35
Eisai (JPY)	2,800	129
GlaxoSmithKline (GBP)	14,054	357
GlaxoSmithKline ADR	5,500	280
Inspire Pharmaceuticals (1)(2)	2,600	13
Johnson & Johnson	14,000	807
Kobayashi Pharmaceutical (JPY) (1)	2,600	87
Medicines Company (1)(2)	1,200	24
Merck	66,000	2,301
Novartis (CHF) (1)	17,684	944
Noven Pharmaceuticals (1)(2)	2,200	33
Pfizer	34,816	912
Roche Holding (CHF) (1)	2,000	296
Sanofi-Aventis (EUR)	5,020	427
Schering-Plough	55,700	1,030
Sepracor (1)(2)	9,800	562
Takeda Chemical Industries (JPY)	3,300	184
Teva Pharmaceutical ADR (1)	6,700	281
UCB (EUR)	1,200	57
Wyeth	45,660	2,274
		11,118

Total Health Care		31,728

INDUSTRIALS & BUSINESS SERVICES 5.2%

Aerospace & Defense 0.8%
Argon (1)(2)	900	27
Armor Holdings (1)(2)	2,300	135
BAE Systems (GBP)	18,690	138
General Dynamics	5,900	727
Honeywell International	18,600	762
Lockheed Martin	23,000	1,676
Moog, Class A (2)	2,100	70
Qinetiq (GBP) (2)	21,100	73
Rockwell Collins	5,500	292
Rolls-Royce (GBP) (2)	16,457	127
United Technologies	1,300	76
		4,103
Air Freight & Logistics 0.1%
EGL (1)(2)	2,600	105
Pacer International (1)	700	22
Ryder System	600	27
UPS, Class B	4,300	321
UTi Worldwide	700	73
Yamato Transport (JPY)	6,000	115
		663
Airlines 0.0%
Frontier Airlines (1)(2)	1,400	10
Midwest Air Group (1)(2)	1,900	10
Qantas Airways (AUD)	19,667	60
		80
Building Products 0.0%
Pilkington (GBP)	47,274	134
Trex (1)(2)	1,200	31
		165
Commercial Services & Supplies 0.6%
Angelica (1)	1,600	32
ChoicePoint (2)	4,000	178
Cintas	5,400	222
Consolidated Graphics (2)	1,800	92
Downer EDI (AUD)	17,234	100
G & K Services, Class A (1)	2,100	82
Herman Miller	3,600	109
Kforce (1)(2)	2,900	35
LECG (1)(2)	2,200	36
Multi-Color (1)	100	3
Pike Electric (2)	1,700	32
R.R. Donnelley	24,700	831
Resources Global Professionals (1)(2)	3,100	85
Ritchie Bros Auctioneers	1,600	76
Synagro Technologies (1)	4,700	23
Tetra Tech (1)(2)	1,476	26
Waste Connections (1)(2)	1,900	70
Waste Management	33,806	1,124
West Corporation (2)	500	22
		3,178
Construction & Engineering 0.2%
Acciona (EUR) (1)	3,308	461
Insituform Technologies (1)(2)	1,400	38
JGC (JPY) (1)	11,000	233
NCC AB, Series B (SEK)	9,874	224
		956
Electrical Equipment 0.1%
A.O. Smith (1)	3,750	174
Artesyn Technologies (1)(2)	2,600	28
Baldor Electric (1)	3,700	119
Sumitomo Electric Industries (JPY)	7,200	108
Woodward Governor	600	19
		448
Industrial Conglomerates 1.4%
DCC (EUR)	12,624	287
GE	150,900	4,960
Hutchison Whampoa (HKD)	10,300	98
Orkla (NOK)	4,200	183
Sembcorp (SGD)	93,060	178
Tyco International	48,300	1,246
		6,952
Machinery 1.2%
3-D Systems (1)(2)	400	8
Accuride (1)(2)	3,000	34
Actuant, Class A (1)	1,960	108
Cargotec (EUR) (1)(2)	5,900	239
Cascade	900	47
Danaher	38,800	2,350
Deere	28,100	2,143
Ebara (JPY) (1)	14,000	87
ESCO Electronics (1)(2)	700	35
Fanuc (JPY)	1,900	160
Graco	1,900	79
Harsco	2,000	160
IDEX	850	40
Illinois Tool Works	4,900	421
Lindsay Manufacturing (1)	2,500	61
RBC Bearings (1)(2)	800	16
SKF, Series B (SEK)	8,852	128
Toro	3,700	171
		6,287
Marine 0.1%
Nippon Yusen (JPY)	29,000	189
		189
Road & Rail 0.6%
Arriva (GBP)	13,337	141
Burlington Northern Santa Fe	18,200	1,431
Genesee & Wyoming, Class A (2)	400	18
Heartland Express (1)	1,609	37
Knight Transportation	4,500	89
Norfolk Southern	25,800	1,321
Union Pacific	200	18
		3,055
Trading Companies & Distributors 0.1%
Electro Rent (1)(2)	1,100	17
H & E Equipment Services (1)(2)	200	5
Interline Brands (1)(2)	2,400	56
Mitsubishi Corporation (JPY)	13,000	301
Sumitomo (JPY)	12,000	162
Univar NV (EUR)	2,591	136
		677
Transportation Infrastructure 0.0%
Hopewell Holdings (HKD)	30,000	84
Macquarie Infrastructure, Equity Units (AUD)	19,311	50
		134

Total Industrials & Business Services		26,887
INFORMATION TECHNOLOGY 7.7%

Communications Equipment 1.5%
ADTRAN	2,200	61
Belden CDT	2,500	64
Cisco Systems (2)	64,900	1,314
Corning (2)	128,800	3,144
Juniper Networks (2)	25,500	469
LM Ericsson (SEK)	24,700	84
Lucent Technologies (1)(2)	183,300	513
Nokia (EUR)	22,157	412
Nokia ADR	51,000	948
Packeteer (2)	700	8
QUALCOMM	18,500	873
Tekelec (1)(2)	1,100	15
		7,905
Computers & Peripherals 0.5%
Acer (TWD)	11,000	24
Creative Technology (SGD)	2,950	23
Dell (2)	52,000	1,508
EMC (2)	64,000	897
Emulex (1)(2)	2,100	38
Hitachi Maxell (JPY)	5,100	83
Synaptics (1)(2)	1,100	26
Toshiba (JPY) (1)	35,000	198
		2,797
Electronic Equipment & Instruments 0.1%
Applied Films (1)(2)	200	4
Cogent (1)(2)	600	14
DTS (1)(2)	1,200	22
Global Imaging Systems (1)(2)	1,800	65
Hamamatsu Photonics (JPY) (1)	3,300	93
KEMET (1)(2)	3,700	33
Littelfuse (1)(2)	1,700	49
Mercury Computer Systems (1)(2)	1,000	17
Methode Electronics (1)	2,500	31
MTS Systems (1)	400	16
National Instruments	1,400	46
Newport (2)	1,600	28
Orbotech (2)	1,400	33
Plexus (2)	2,900	97
Scansource (1)(2)	300	18
		566
Internet Software & Services 0.7%
24/7 Media (1)(2)	2,400	21
Digital Insight (1)(2)	1,400	46
Digital River (1)(2)	1,100	42
Digitas (1)(2)	1,700	24
eBay (2)	16,700	669
Google, Class A (2)	4,100	1,487
IAC/InterActiveCorp (2)	7,050	206
MatrixOne (1)(2)	4,100	25
Monster Worldwide (2)	2,500	122
WebSideStory (1)(2)	400	6
Yahoo! (2)	32,400	1,039
		3,687
IT Services 1.3%
Accenture, Class A	21,400	699
Automatic Data Processing	25,300	1,169
BISYS Group (2)	2,200	31
CACI International, Class A (2)	1,500	90
First Data	73,336	3,310
Fiserv (2)	4,000	166
Global Payments	3,100	161
Heartland Payment Systems (1)(2)	700	16
Indra Sistemas (EUR)	8,496	169
Iron Mountain (1)(2)	2,000	87
Logica (GBP)	10,861	38
Maximus	2,100	77
MPS Group (2)	5,600	85
Paychex	8,000	320
RightNow Technologies (1)(2)	2,900	48
TietoEnator (EUR)	2,980	107
Trans Cosmos (JPY) (1)	2,300	135
		6,708
Office Electronics 0.1%
Canon (JPY)	3,500	220
Neopost (EUR)	966	96
		316
Semiconductor & Semiconductor Equipment 1.8%
AMIS Holdings (2)	1,400	12
Analog Devices	23,100	881
Applied Materials	15,400	282
Atheros Communications (1)(2)	700	14
ATMI (1)(2)	700	21
Brooks-Pri Automation (1)(2)	2,600	41
Cabot Microelectronics (1)(2)	1,000	34
Credence Systems (1)(2)	3,200	28
Cymer (1)(2)	2,600	117
Cypress Semiconductor (1)(2)	300	5
Entegris (1)(2)	7,852	82
Exar (1)(2)	2,300	29
FEI (1)(2)	1,500	30
Intel	75,500	1,555
Lattice Semiconductor (2)	3,400	15
Linear Technology	16,600	612
Marvell Technology Group (2)	12,300	753
Maxim Integrated Products	35,100	1,372
Microsemi (1)(2)	400	12
MKS Instruments (1)(2)	3,300	74
PDF Solutions (1)(2)	2,200	37
Power Integrations (1)(2)	1,800	45
Samsung Electronics (KRW)	200	140
Semtech (2)	3,400	64
Silicon Laboratories (1)(2)	1,500	72
Texas Instruments	54,700	1,633
Tokyo Electron (JPY)	2,500	167
Virage Logic (1)(2)	500	6
Xilinx	34,500	941
		9,074
Software 1.7%
Adobe Systems	13,700	529
Altiris (2)	1,400	28
Blackbaud (1)	278	5
Catapult Communications (1)(2)	900	12
FactSet Research Systems (1)	2,750	108
FileNet (1)(2)	3,100	80
Hyperion Solutions (2)	1,650	55
Internet Security Systems (2)	2,000	47
Intuit (2)	8,400	408
Jack Henry & Associates (1)	6,500	143
Kronos (2)	2,100	86
Microsoft	215,300	5,792
Motive (1)(2)	1,600	5
NetIQ (1)(2)	2,760	31
Open Solutions (1)(2)	1,100	30
Oracle (2)	65,000	807
Progress Software (1)(2)	1,800	53
Quest Software (1)(2)	3,300	48
Red Hat (1)(2)	1,700	46
RSA Security (1)(2)	3,000	44
SPSS (1)(2)	900	29
THQ (1)(2)	1,800	43
Trend Micro (JPY) (1)	1,500	46
		8,475

Total Information Technology		39,528
MATERIALS 2.7%

Chemicals 1.3%
Airgas	5,200	189
Arch Chemicals	2,500	71
Asahi Kasei (JPY)	10,000	66
BASF (EUR)	2,158	163
Dow Chemical	19,900	856
DuPont	40,902	1,646
Ferro (1)	3,700	74
Koninklijke DSM (EUR)	3,271	136
MacDermid (1)	2,000	59
Material Sciences (2)	1,400	18
Minerals Technologies	1,400	75
Mitsubishi Gas Chemical (JPY)	22,000	257
Mitsui Chemicals (JPY) (1)	10,000	80
Monsanto	13,800	1,157
Potash Corp./Saskatchewan	13,600	1,302
Senomyx (1)(2)	1,300	21
Sumitomo Bakelite (JPY)	7,000	60
Symyx Technologies (1)(2)	1,200	35
Tessenderlo Chemie (EUR)	2,772	98
		6,363
Construction Materials 0.1%
Boral (AUD)	21,208	138
Cemex (MXN)	22,942	142
Holcim (CHF)	1,240	98
		378
Containers & Packaging 0.0%
Chesapeake Corporation	1,500	20
DS Smith (GBP)	33,562	104
Smurfit-Stone Container (2)	400	5
		129
Metals & Mining 1.1%
Anglo American (GBP)	8,545	319
BHP Billiton (AUD)	24,300	439
BlueScope Steel (AUD) (1)	36,878	179
Corus Group (GBP)	134,074	169
Gibraltar Industries (1)	1,200	31
Lihir Gold (AUD) (2)	16,040	25
Meridian Gold (1)(2)	3,600	91
Nippon Steel (JPY)	65,000	259
Nucor	18,000	1,549
Phelps Dodge	14,400	1,987
Sims Group (AUD) (1)	14,171	162
SSAB Svenskt Stal, Series A (SEK)	9,048	407
ThyssenKrupp (EUR)	4,380	111
		5,728
Paper & Forest Products 0.2%
Buckeye Technologies (1)(2)	4,000	35
International Paper	15,800	518
Weyerhaeuser	8,800	601
		1,154

Total Materials		13,752

TELECOMMUNICATION SERVICES 1.0%

Diversified Telecommunication Services 0.3%
Premiere Global Services (2)	2,000	16
Telefonica (EUR)	18,393	284
Telenor ASA (NOK)	36,249	391
Telus (Non-voting shares)	13,900	540
		1,231
Wireless Telecommunication Services 0.7%
America Movil ADR, Series L	25,000	868
American Tower Systems, Class A (2)	16,200	516
Bouygues (EUR)	4,980	262
China Unicom (HKD)	44,000	37
KDDI (JPY)	35	180
NII Holdings, Class B (2)	200	10
Rogers Communications, Class B	13,000	520
SBA Communications (1)(2)	900	20
Sprint Nextel	29,400	707
Starhub (SGD)	75,000	101
Vodafone ADR	23,900	462
		3,683

Total Telecommunication Services		4,914

UTILITIES 0.9%

Electric Utilities 0.5%
Cleco	1,400	31
E.ON AG (EUR)	5,978	661
El Paso Electric (2)	1,500	31
Empire District Electronics (1)	400	9
Exelon	12,674	724
FirstEnergy	13,119	670
Hong Kong Electric (HKD)	13,000	60
Iberdrola (EUR)	6,755	213
TEPCO (JPY)	7,000	189
Unisource Energy (1)	2,600	79
		2,667
Gas Utilities 0.0%
Alinta (AUD) (1)	9,127	75
Southwest Gas (1)	2,100	60
Toho Gas (JPY) (1)	20,000	81
		216
Independent Power Producers & Energy Traders 0.3%
Black Hills	900	31
TXU	27,900	1,462
		1,493
Multi-Utilities 0.1%
Centrica (GBP)	45,759	233
United Utilities (GBP)	8,186	98
		331
Total Utilities		4,707

Total Common Stocks (Cost $169,310)		234,281
PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
ProSieben Sat Media (EUR)	3,471	81
		81
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Fresenius (EUR)	852	136
		136

Total Preferred Stocks (Cost $123)		217
CORPORATE BONDS 5.9%
ABN AMRO, 7.125%, 6/18/07	295,000	302
ACE INA Holdings, 5.875%, 6/15/14	165,000	169
Alabama Power, 4.58%, 8/25/09 (4)	295,000	296
Alcan Aluminum, 5.00%, 6/1/15	295,000	284
Allstate Financial Global Funding, 5.25%, 2/1/07 (3)	165,000	165
Amerada Hess, 7.875%, 10/1/29	100,000	123
America Movil, 6.375%, 3/1/35	160,000	162
American General Finance, 5.40%, 12/1/15	280,000	277
Amgen, 4.00%, 11/18/09	240,000	231
Archstone-Smith Operating Trust, 5.25%, 5/1/15	190,000	187
AT&T Broadband, 8.375%, 3/15/13	220,000	252
AT&T Wireless, 8.75%, 3/1/31	165,000	220
Atmos Energy, 4.00%, 10/15/09	210,000	200
Baker Hughes, 6.875%, 1/15/29	250,000	294
Bank of America, 4.875%, 9/15/12	310,000	304
Bank of America Capital Trust, 5.625%, 3/8/35	225,000	221
Bank One, 5.25%, 1/30/13	285,000	285
BB&T, 6.50%, 8/1/11	320,000	339
BHP Finance, 4.80%, 4/15/13	335,000	328
Black Hills, 6.50%, 5/15/13	160,000	163
Boardwalk Pipelines, 5.50%, 2/1/17	50,000	49
Bunge Limited Finance, 4.375%, 12/15/08	225,000	219
Canadian National Railway, 6.25%, 8/1/34	215,000	237
Capital One Bank, 6.50%, 6/13/13	310,000	327
CE Electric UK Funding, 6.995%, 12/30/07 (3)	165,000	167
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	190,000	182
Centerpoint Energy, 7.25%, 9/1/10	140,000	149
Centex, 5.45%, 8/15/12	215,000	211
Cisco Systems, 5.25%, 2/22/11	240,000	240
CIT Group, 5.00%, 2/1/15	330,000	318
Citigroup, 5.00%, 9/15/14	350,000	343
Citigroup, 5.30%, 1/7/16	240,000	240
Comcast, 4.95%, 6/15/16	140,000	131
Comcast, 6.50%, 11/15/35	120,000	121
ConocoPhillips, 5.90%, 10/15/32	270,000	288
Countrywide Home Loans, 4.125%, 9/15/09	295,000	283
Cox Communications, 7.75%, 11/1/10	270,000	291
D.R. Horton, 4.875%, 1/15/10	230,000	222
DaimlerChrysler, 6.50%, 11/15/13	245,000	253
Delta, ETC, 10.00%, 5/17/10 *	146,000	50
Developers Diversified Realty, 3.875%, 1/30/09	155,000	148
Devon Financing, 6.875%, 9/30/11	265,000	285
Diamond Offshore Drilling, 4.875%, 7/1/15	145,000	140
Diamond Offshore Drilling, 5.15%, 9/1/14	120,000	119
Dow Chemical, 6.125%, 2/1/11	140,000	145
Duke Capital, 4.302%, 5/18/06	105,000	105
Duke Capital, 6.25%, 2/15/13	145,000	151
El Paso Electric, 6.00%, 5/15/35	225,000	224
Encana Holdings Finance, 5.80%, 5/1/14	215,000	221
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	175,000	173
Exelon Generation, 5.35%, 1/15/14	300,000	297
First Union, 6.40%, 4/1/08	85,000	87
FirstEnergy, 6.45%, 11/15/11	215,000	225
Ford Motor Credit, 5.70%, 11/16/06 (4)	110,000	109
Ford Motor Credit, 5.80%, 1/12/09	370,000	333
Fortune Brands, 5.125%, 1/15/11	150,000	148
Franklin Resources, 3.70%, 4/15/08	65,000	63
Fund American Companies, 5.875%, 5/15/13	200,000	200
Genentech, 4.75%, 7/15/15	175,000	169
General Electric Capital, 6.00%, 6/15/12	495,000	515
Genworth Financial, 5.75%, 6/15/14	200,000	205
Goldman Sachs Capital I, 6.345%, 2/15/34	415,000	433
GTECH Holdings, 4.50%, 12/1/09	240,000	237
Halliburton, 5.50%, 10/15/10	300,000	304
Harrah's Operating, 5.50%, 7/1/10	235,000	234
Hartford Financial Services, 4.75%, 3/1/14	275,000	265
HBOS, 6.00%, 11/1/33 (3)	195,000	205
Highmark, 6.80%, 8/15/13 (3)	160,000	169
HSBC Finance, 5.00%, 6/30/15	250,000	241
Huntington National Bank, 4.375%, 1/15/10	205,000	198
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	520,000	389
International Lease Finance, 5.125%, 11/1/10	100,000	99
International Lease Finance, 6.375%, 3/15/09	90,000	93
International Speedway, 4.20%, 4/15/09	95,000	92
iStar Financial, 5.125%, 4/1/11	200,000	196
Jefferies Group, 6.25%, 1/15/36	185,000	184
John Deere Capital, 7.00%, 3/15/12	205,000	223
Kinder Morgan Finance, 5.70%, 1/5/16 (3)	235,000	235
Kraft Foods, 5.625%, 11/1/11	205,000	207
Kroger, 8.05%, 2/1/10	205,000	222
Legg Mason, 6.75%, 7/2/08	105,000	109
Lehman Brothers Holdings, 3.50%, 8/7/08	300,000	289
Lennar, 5.60%, 5/31/15	300,000	289
MBNA America Bank, 4.625%, 8/3/09	215,000	213
McCormick & Co., 5.20%, 12/15/15	210,000	209
MDC Holdings, 5.50%, 5/15/13	270,000	255
Medtronic, 4.75%, 9/15/15	285,000	274
Merrill Lynch, 4.25%, 2/8/10	220,000	212
MetLife, 6.125%, 12/1/11	240,000	250
National Gas, 6.05%, 1/15/36 (3)	115,000	114
Nationwide Financial Services, 5.90%, 7/1/12	225,000	231
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	115,000	116
Newmont Mining, 5.875%, 4/1/35	120,000	118
News America, 6.20%, 12/15/34	115,000	113
News America, 6.40%, 12/15/35 (3)	240,000	242
Nextel Communications, 6.875%, 10/31/13	150,000	157
NLV Financial, 7.50%, 8/15/33 (3)	140,000	155
Noranda, 6.20%, 6/15/35	115,000	112
Norfolk Southern, 6.00%, 4/30/08	285,000	289
Northern Trust, 4.60%, 2/1/13	120,000	117
NVR, 5.00%, 6/15/10	105,000	101
Oracle, 5.00%, 1/15/11 (3)	270,000	266
Pacific Gas & Electric, 6.05%, 3/1/34	165,000	171
Panhandle Eastern Pipeline, 4.80%, 8/15/08	90,000	89
Pemex Project Funding Master Trust, 5.791%, 6/15/10 (3)(4)	205,000	212
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (3)	245,000	254
Petro Canada, 5.95%, 5/15/35	195,000	198
Pinnacle West Capital, 6.40%, 4/1/06	170,000	170
PPL Capital Funding, 4.33%, 3/1/09	210,000	204
Principal Life Global Funding, 5.125%, 10/15/13 (3)	210,000	208
Progress Energy, 6.75%, 3/1/06	125,000	125
Public Service of New Mexico, 4.40%, 9/15/08	190,000	185
Pulte Homes, 7.875%, 8/1/11	170,000	185
Residential Capital, 6.125%, 11/21/08	145,000	145
Rogers Cable, 5.50%, 3/15/14	175,000	167
SBC Communications, 5.10%, 9/15/14	180,000	176
SBC Communications, 5.30%, 11/15/10	155,000	155
Sealed Air, 5.375%, 4/15/08 (3)	180,000	179
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	95,000	111
Simon Property Group, 3.75%, 1/30/09	200,000	192
SLM Corporation, 4.58%, 4/1/09 (4)	165,000	161
SLM Corporation, 4.823%, 1/26/09 (4)	250,000	251
Sprint Capital, 6.875%, 11/15/28	315,000	345
Target, 4.00%, 6/15/13	295,000	276
Telecom Italia Capital, 5.25%, 11/15/13	175,000	169
Telefonica Europe, 7.75%, 9/15/10	225,000	244
Telefonos de Mexico, 5.50%, 1/27/15	140,000	138
Telus, 8.00%, 6/1/11	270,000	301
Teva Pharmaceutical Finance, 5.55%, 2/1/16	105,000	104
Time Warner Entertainment, 7.25%, 9/1/08	225,000	234
Time Warner Entertainment, 8.375%, 3/15/23	125,000	148
Transamerica Capital, 7.65%, 12/1/26 (3)	90,000	103
Transatlantic Holdings, 5.75%, 12/14/15	185,000	186
Transocean, 7.50%, 4/15/31	130,000	162
Tyco International, 6.375%, 10/15/11	270,000	280
U.S. Bancorp, 4.50%, 7/29/10	300,000	293
United Technologies, 5.40%, 5/1/35	180,000	180
UnitedHealth Group, 5.25%, 3/15/11	190,000	190
Valero Energy, 3.50%, 4/1/09	185,000	176
Verizon Global Funding, 7.75%, 12/1/30	175,000	204
Virginia Electric & Power, 6.00%, 1/15/36	225,000	225
Wachovia, 5.50%, 8/1/35	125,000	123
Wal-Mart Stores, 5.25%, 9/1/35	220,000	212
Webster Financial, 5.125%, 4/15/14	200,000	195
Wellpoint, 5.00%, 1/15/11	150,000	148
Wells Fargo, 4.564%, 3/23/07 (4)	250,000	250
Westar Energy, 5.10%, 7/15/20	115,000	108
WM Wrigley, 4.65%, 7/15/15	85,000	82
WPD Holdings, 6.875%, 12/15/07 (3)	120,000	123
Yum! Brands, 7.70%, 7/1/12	285,000	315
Total Corporate Bonds (Cost $31,000)		30,694

ASSET-BACKED SECURITIES 1.2%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6, 6.35%, 2/25/13	176,010	181
Capital Auto Receivables Asset Trust
Series 2006-1, Class B, 5.26%, 10/15/10	325,000	324
Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8, 4.70%, 8/15/14 (4)	1,075,000	1,078
Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7, 4.70%, 6/15/15	550,000	540
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1, 5.599%, 9/25/31	44,626	44
Chase Issuance Trust
Series 2005-A7, Class A7, 4.55%, 3/15/13	555,000	544
Chase Manhattan Auto Owner Trust
Series 2003-A, Class A4, 2.06%, 12/15/09	339,881	332
Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, 4.831%, 8/25/35 (4)	200,000	197
GE Equipment Small Ticket
Series 2005-1A, Class A4, 4.51%, 12/22/14 (3)	375,000	368
MBNA Credit Card Master Note Trust
Series 2005-A6, Class A6, 4.50%, 1/15/13	260,000	255
New Century Home Equity Loan Trust
Series 2005-A, Class A6, 4.954%, 8/25/35 (4)	585,000	562
New Century Home Equity Loan Trust
Series 2005-A, Class M2, 5.344%, 8/25/35 (4)	215,000	208
Peco Energy Transition Trust
Series 2001-A, Class A1, 6.52%, 12/31/10	500,000	529
PSE&G Transition Funding
Series 2001-1, Class A6, 6.61%, 6/15/15	125,000	136
Reliant Energy Transition Bond
Series 2001-1, Class A4, 5.63%, 9/15/15	375,000	384
WFS Financial Owner Trust
Series 2004-1, Class A4, 2.81%, 8/22/11	280,000	273

Total Asset-Backed Securities (Cost $6,039)		5,955

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.7%

Banc of America Commercial Mortgage, CMO
Series 2003-1, Class A2, 4.648%, 9/11/36	400,000	385
Banc of America Commercial Mortgage, CMO
Series 2004-6, Class A1, 3.801%, 12/10/42	85,381	83
Bank of America Mortgage Securities, CMO
Series 2003-L, Class 2A2, 4.263%, 1/25/34 (4)	503,259	492
Bank of America Mortgage Securities, CMO
Series 2004-A, Class 2A2, 4.122%, 2/25/34 (4)	263,690	258
Bank of America Mortgage Securities, CMO
Series 2004-D, Class 2A2, 4.199%, 5/25/34 (4)	120,895	118
Bank of America Mortgage Securities, CMO
Series 2004-H, Class 2A2, 4.766%, 9/25/34 (4)	146,852	144
Bank of America Mortgage Securities, CMO
Series 2004-I, Class 3A2, 4.934%, 10/25/34 (4)	158,162	155
Bank of America Mortgage Securities, CMO
Series 2005-J, Class 2A1, 5.111%, 11/25/35 (4)	596,783	591
Bear Stearns Commercial Mortgage Securities, CMO
Series 2004-PWR6, Class A1, 3.688%, 11/11/41	60,345	59
Bear Stearns Commercial Mortgage Securities, CMO
Series 2004-T14, Class A2, 4.17%, 4/12/41	300,000	291
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PW10, Class A1, 5.085%, 12/11/40	811,014	810
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR8, Class A4, 4.674%, 6/11/41	375,000	358
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR9, Class AAB, 4.804%, 9/15/42	450,000	438
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T18, Class A1, 4.274%, 2/13/42	311,666	305
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T20, Class A1, 4.94%, 10/12/42	506,065	503
Citigroup Commercial Mortgage Trust, CMO
Series 2004-C2, Class A1, 3.787%, 10/15/41	61,395	60
Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.70%, 8/27/35 (4)	800,000	784
Citigroup/Deutsche Bank Commerical Mortgage, CMO
Series 2005-C1, Class AJ, 5.224%, 9/15/20	450,000	447
Commercial Mortgage, CMO, PTC
Series 2005-LP5, Class A1, 4.235%, 5/10/43	303,795	298
DLJ Commercial Mortgage, CMO
Series 1999-CG2, Class A1B, 7.30%, 6/10/32	350,000	370
GE Capital Commercial Mortgage, CMO
Series 2001-1, Class A2, 6.531%, 5/15/33	460,000	485
GE Capital Commercial Mortgage, CMO
Series 2005-C4, Class A1, 5.082%, 11/10/45	514,960	514
GMAC Commercial Mortgage Securities, CMO
Series 2001-C2, Class A2, 6.70%, 4/15/34	375,000	399
Greenwich Capital Commercial Funding, CMO
Series 2004-GG1A, Class A2, 3.835%, 6/10/36	334,616	327
Greenwich Capital Commercial Funding, CMO
Series 2005-GG3, Class AAB, 4.619%, 8/10/42 (4)	160,000	154
JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIB2, Class A2, 6.244%, 4/15/35	323,677	328
JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIBC, Class A3, 6.26%, 3/15/33	460,000	478
JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2005-LDP4, Class ASB, 4.80%, 10/15/42 (4)	725,000	707
LB-UBS Commercial Mortgage Trust, CMO
Series 2003-C8, Class A1, 3.636%, 11/15/27	778,055	754
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C2, Class A2, 3.246%, 3/15/29	525,000	497
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C4, Class A2, 4.567%, 6/15/29 (4)	475,000	467
LB-UBS Commercial Mortgage Trust, CMO
Series 2005-C1, Class A4, 4.742%, 2/15/30	550,000	530
LB-UBS Commercial Mortgage Trust, CMO
Series 2006-C1, Class A4, 5.156%, 2/15/31	775,000	769
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39	350,000	361
Washington Mutual Mortgage Securities, CMO
Series 2004-AR1, Class A, 4.229%, 3/25/34 (4)	155,717	152
Total Non-U.S. Government Mortgage-Backed Securities (Cost $14,205)		13,871

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.7%
U.S. Government Agency Obligations 9.4% +
Federal Home Loan Mortgage
4.50%, 11/1/18 - 9/1/35	2,353,702	2,234
5.00%, 12/1/08 - 11/1/35	5,269,945	5,147
5.50%, 3/1/18 - 12/1/33	2,050,388	2,060
6.00%, 10/1/16 - 3/1/33	1,518,047	1,540
6.50%, 3/1/32 - 9/1/34	1,473,963	1,512
7.00%, 11/1/30 - 6/1/32	108,688	112
Federal Home Loan Mortgage, ARM
4.546%, 9/1/35	448,690	431
4.577%, 9/1/32	74,503	74
4.72%, 8/1/35	342,498	333
5.06%, 11/1/35	240,687	237
5.43%, 1/1/36	122,000	121
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	1,125,000	1,090
5.00%, 10/15/27 - 11/15/27	1,025,000	1,006
5.50%, 4/15/28	950,000	936
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	915,025	81
Federal National Mortgage Assn.
4.50%, 5/1/18 - 7/1/35	4,967,747	4,801
5.00%, 6/1/18 - 7/1/35	676,577	664
5.50%, 1/1/17 - 12/1/34	10,736,995	10,693
6.00%, 10/1/13 - 1/1/36	9,351,714	9,469
6.50%, 12/1/10 - 12/1/32	1,003,167	1,029
7.00%, 1/1/31 - 7/1/32	85,163	89
Federal National Mortgage Assn., ARM
4.691%, 9/1/35	462,202	450
5.32%, 12/1/35	203,788	202
5.38%, 12/1/35	254,934	254
5.54%, 12/1/35	397,249	397
5.70%, 12/1/35	130,027	131
5.71%, 1/1/36	1,046,189	1,052
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	325,000	316
5.00%, 3/25/15	675,000	668
5.50%, 5/25/27	691,309	692
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	108,242	8
6.50%, 2/1/32	63,266	14
Federal National Mortgage Assn., TBA, 5.50%, 1/1/34	550,000	545
		48,388
U.S. Government Obligations 1.3%
Government National Mortgage Assn.
4.50%, 8/20/35 - 11/20/35	896,893	859
5.00%, 7/15/33 - 10/20/33	3,535,166	3,490
5.50%, 7/15/33 - 1/20/34	670,712	673
6.00%, 5/15/26 - 1/20/35	283,050	288
6.50%, 2/15/28 - 9/20/34	516,641	539
7.00%, 3/15/13 - 7/20/27	158,437	164
7.50%, 9/15/22 - 6/15/32	61,952	65
8.00%, 2/15/22 - 10/20/25	25,045	27
Government National Mortgage Assn., CMO, 2.946%, 3/16/19	265,000	252
Government National Mortgage Assn., TBA, 6.00%, 1/1/33	266,000	271
		6,628

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $55,673)		55,016

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 11.4%
U.S. Government Agency Obligations 2.1% +
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	700,000	716
Federal Home Loan Bank, 5.75%, 5/15/12	530,000	552
Federal Home Loan Mortgage, 2.75%, 3/15/08 (1)	175,000	168
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	975,000	942
Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)	1,285,000	1,556
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	690,000	694
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	2,040,000	1,964
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	500,000	484
Federal National Mortgage Assn., 5.75%, 2/15/08 (1)	210,000	213
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	2,545,000	2,664
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	535,000	579
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	65,000	85
		10,617
U.S. Treasury Obligations 9.3%
U.S. Treasury Bonds, 5.375%, 2/15/31	600,000	668
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	155,000	173
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	1,070,000	1,250
U.S. Treasury Bonds, 6.125%, 8/15/29 (1)	130,000	157
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	70,000	83
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	720,000	887
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	1,365,000	1,675
U.S. Treasury Bonds, 6.50%, 11/15/26	285,000	353
U.S. Treasury Bonds, 7.50%, 11/15/16 (1)	545,000	675
U.S. Treasury Bonds, 7.625%, 2/15/25 (1)	390,000	532
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	1,400,000	1,938
U.S. Treasury Inflation-Indexed Bonds, 2.25%, 1/15/25 (1)	730,940	777
U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10	1,787,028	1,713
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	1,367,902	1,369
U.S. Treasury Inflation-Indexed Notes, 3.375%, 1/15/07 (1)	677,070	688
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08 (1)	359,410	372
U.S. Treasury Notes, 3.25%, 8/15/07 (1)	2,790,000	2,733
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	525,000	508
U.S. Treasury Notes, 3.625%, 6/30/07 (1)	200,000	197
U.S. Treasury Notes, 4.00%, 6/15/09 (1)	2,885,000	2,827
U.S. Treasury Notes, 4.00%, 2/15/14 (1)	2,000,000	1,918
U.S. Treasury Notes, 4.125%, 5/15/15 (1)	1,250,000	1,207
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	3,055,000	2,982
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	220,000	214
U.S. Treasury Notes, 4.375%, 1/31/08 (1)	5,000,000	4,971
U.S. Treasury Notes, 4.75%, 5/15/14 (1)	2,210,000	2,229
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	1,690,000	1,713
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	8,270,000	8,425
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	4,615,000	4,823
		48,057

Total U.S. Government Agency Obligations (Excluding Mortgage- Backed)
(Cost $58,421)		58,674

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.4%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	1,140,000	873
Bundesrepublic, 3.25%, 4/9/10 (EUR)	1,800,000	2,148
Bundesrepublic, 5.00%, 1/4/12 (EUR)	280,000	363
European Investment Bank, 5.75%, 9/15/09 (AUD)	935,000	698
Government of Canada, 5.25%, 6/1/12 (CAD)	2,775,000	2,591
Republic of South Africa, 6.50%, 6/2/14 (1)	280,000	303
United Mexican States, 6.375%, 1/16/13	215,000	227
Total Foreign Government Obligations & Municipalities (Cost $6,922)		7,203
MUNICIPAL SECURITIES 0.3%
California 0.1%
California, GO, 5.25%, 4/1/34	105,000	113
California Public Works Board, 5.00%, 1/1/21	250,000	265
		378
District of Columbia 0.1%
District of Columbia, GO, 5.00%, 6/1/16 (5)	275,000	295
		295
Georgia 0.1%
Atlanta Airport, 5.00%, 1/1/33 (6)	430,000	449
		449
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	130,000	133
		133
Nevada 0.0%
Clark County School Dist., GO, 5.00%, 6/15/18 (5)	200,000	215
		215
Oregon 0.0%
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	75,000	80
		80
Total Municipal Securities (Cost $1,526)		1,550
BOND MUTUAL FUNDS 5.1%
T. Rowe Price Institutional High Yield Fund, 7.37% (7)(8)	2,594,741	26,466
Total Bond Mutual Funds (Cost $27,025)		26,466
SHORT-TERM INVESTMENTS 15.5%
Money Market Funds 15.5%
T. Rowe Price Reserve Investment Fund, 4.58% (8)(9)	79,909,809	79,910
Total Short-Term Investments (Cost $79,910)		79,910
SECURITIES LENDING COLLATERAL 13.7%
Money Market Pooled Account 0.7%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.539% (9)	3,921,049	3,921
		3,921
Money Market Trust 13.0%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.501% (9)	66,908,737	66,909
		66,909
Total Securities Lending Collateral (Cost $70,830)		70,830
Total Investments in Securities
113.3% of Net Assets (Cost $520,984)		$ 584,667

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at February 28, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$3,660 and represents 0.7% of net assets.
(4)	Variable Rate; rate shown is effective rate at period-end
(5)	Insured by MBIA Insurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC Yield
(8)	Affiliated company - see Note 4
(9)	Seven-day yield
+	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
*	In default with respect to payment of interest
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
ETC	Equipment Trust Certificate
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest-Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $816 (0.2% of net assets) at period end; see Note 2
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2006, the value of loaned securities was $68,786,000; aggregate collateral consisted of $70,830,000 in money market pooled accounts and U.S. government securities valued at $173,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $520,984,000. Net unrealized gain aggregated $63,683,000 at period-end, of which $69,375,000 related to appreciated investments and $5,692,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,094,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $79,910,000 and $67,809,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Income Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2006, purchases and sales of High Yield Fund were $8,515,000 and $2,515,000, respectively. Investment income during the period was $1,240,000. At February 28, 2006 and May 31, 2005, the value of shares of High Yield Fund held were $26,466,000 and $20,981,000, respectively.

For the nine months ended February 28, 2006, total realized loss on all affiliated companies was $15,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006